United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST
(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,
Baltimore, Maryland 21209
(Address of principle executive offices) (Zip code)

Theresa D. Becks
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209
(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end:  December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments (Unaudited)

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

INVESTMENT SECURITIES

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Abercrombie & Fitch Co. Cl A	2,570	$117,295	0.09%
American Eagle Outfitters Inc.	1,334	$24,706	0.02%
Apollo Group Inc. Cl A *	3,756	$230,205	0.18%
Autoliv Inc.	3,064	$157,888	0.12%
Borgwarner Inc.	1,858	$70,938	0.05%
Coach Inc.	3,951	$156,144	0.12%
Cracker Barrel Old Country Store Inc.	252	$11,688	0.01%
DreamWorks Animation SKG Inc. Cl A *	1,384	$54,530	0.04%
Dress Barn Inc. *	16,338	$427,116	0.33%
Foot Locker Inc.	2,125	$31,960	0.02%
Fred's Inc. Cl A	1,384	$16,622	0.01%
Gentex Corp.	40,417	$784,898	0.61%
Guess Inc.	7,494	$352,068	0.27%
H&R Block Inc.	21,479	$382,326	0.30%
Hibbett Sporting Goods Inc. *	346	$8,851	0.01%
International Speedway Corp. Cl A	13,673	$352,353	0.27%
Jarden Corp.	20,549	$684,076	0.53%
Jo-Ann Stores Inc. *	1,117	$46,892	0.04%
Lennar Corp. Cl A	6,424	$110,557	0.09%
Matthews International Corp. Cl A	463	$16,437	0.01%
MDC Holdings Inc.	20,788	$719,473	0.56%
Men's Wearhouse Inc.	5,144	$123,147	0.10%
New York Times Co. Cl A	37,122	$413,168	0.32%
Panera Bread Co. Cl A *	7,201	$550,804	0.43%
Penske Automotive Group Inc.	6,227	$89,793	0.07%
Phillips-Van Heusen Corp.	1,631	$93,554	0.07%
Polo Ralph Lauren Corp. Cl A	2,387	$202,990	0.16%
Priceline Inc. *	148	$37,740	0.03%
Regal Entertainment Group Cl A	3,459	$60,775	0.05%
Scholastic Corp.	14,528	$406,784	0.31%
Scientific Games Corp. Cl A *	18,851	$265,988	0.21%
Stanley Black & Decker Inc.	12,421	$713,090	0.55%
Staples Inc.	34,802	$814,628	0.63%
Target Corp.	29,020	$1,526,452	1.18%
Tempur-Pedic International	1,878	$56,640	0.04%
Thor Industries Inc.	15,411	$465,566	0.36%
Timberland Co. Cl A *	350	$7,469	0.01%
TRW Automotive Holdings Corp. *	7,350	$210,063	0.16%
Virgin Media Inc.	14,126	$243,815	0.19%
Weight Watchers International Inc.	6,425	$164,030	0.13%

See Accompanying Notes to Financial Statements.

III - 1

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Williams-Sonoma Inc.	346	$9,096	0.01%
Wolverine World Wide Inc.	357	$10,410	0.01%
Total Consumer Discretionary		$11,223,025	8.70%

Consumer Staples
Alberto-Culver Co.	30,682	$802,334	0.62%
Costco Wholesale Corp.	3,904	$233,108	0.18%
Del Monte Foods Co.	1,433	$20,922	0.02%
Energizer Holdings Inc. *	2,076	$130,290	0.10%
General Mills Inc.	7,568	$535,739	0.41%
JM Smucker Co.	3,324	$200,304	0.16%
NBTY Inc. *	1,887	$90,538	0.07%
Total Consumer Staples		$2,013,235	1.56%

Energy
Alpha Natural Resources Inc. *	3,311	$165,186	0.13%
Arch Coal Inc.	5,881	$134,381	0.10%
Atlas Energy Inc. *	4,109	$127,872	0.10%
Atwood Oceanics Inc. *	3,311	$114,660	0.09%
Baker Hughes Inc.	148	$6,932	0.01%
Berry Pete Co. Cl A	5,828	$164,116	0.13%
Cabot Oil & Gas Corp.	395	$14,536	0.01%
Cimarex Energy Co.	2,372	$140,849	0.11%
Comstock Resources Inc. *	1,020	$32,436	0.03%
Consol Energy Inc.	6,820	$290,941	0.23%
Forest Oil Corp. *	1,137	$29,357	0.02%
Frontier Oil Corp.	4,942	$66,717	0.05%
Helmerich & Payne Inc.	198	$7,540	0.01%
Lufkin Industries Inc.	815	$64,507	0.05%
Massey Energy Co.	3,213	$168,008	0.13%
National-Oilwell Varco Inc.	25,352	$1,028,784	0.80%
Oil States International Inc. *	1,414	$64,111	0.05%
Overseas Shipholding Group Inc.	17,122	$671,696	0.52%
Patterson-UTI Energy Inc.	26,706	$373,083	0.29%
Pioneer Natural Resources	6,931	$390,354	0.30%
Plains Exploration & Production *	2,174	$65,198	0.05%
Pride International Inc. *	840	$25,292	0.02%
Schlumberger	2,520	$159,919	0.12%
St. Mary Land & Exploration Co.	3,360	$116,962	0.09%
Superior Energy Services Inc. *	752	$15,807	0.01%
Teekay Corp.	22,159	$503,896	0.39%
Tesoro Corp.	7,907	$109,907	0.09%
Whiting Petroleum Corp. *	1,730	$139,853	0.11%
Total Energy		$5,192,900	4.04%

Financials
American Express Co.	1,534	$63,293	0.05%
Americredit Corp. *	12,324	$292,818	0.23%

See Accompanying Notes to Financial Statements.

III - 2

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Arrow Financial Corp.	2,315	$62,250	0.05%
Assured Guaranty Ltd	5,831	$128,107	0.10%
Astoria Financial Corp.	3,046	$44,167	0.03%
Bancorpsouth Inc.	4,692	$98,344	0.08%
Bank Hawaii Corp.	1,643	$73,853	0.06%
Bank Mutual Corp.	8,340	$54,210	0.04%
Bankfinancial Corp.	5,805	$53,232	0.04%
BB&T Corp.	3,212	$104,037	0.08%
Berkshire Hills Bancorp Inc.	2,168	$39,739	0.03%
Blackrock Inc.	1,843	$401,332	0.31%
BOK Financial Corp.	2,271	$119,091	0.09%
Boston Private Financial Holdings Inc.	3,113	$22,943	0.02%
Brookline Bancorp Inc.	6,659	$70,852	0.05%
Capital One Financial Corp.	3,522	$145,846	0.11%
Capitol Federal Financial	1,211	$45,364	0.04%
Cash America International Inc.	2,813	$111,057	0.09%
Charles Schwab Corp.	6,622	$123,765	0.10%
City Holding Co.	1,326	$45,469	0.04%
Comerce Bancshares Inc.	3,438	$141,439	0.11%
Comerica Inc.	4,898	$186,320	0.14%
Community Trust Bancorp Inc.	1,275	$34,514	0.03%
Danvers Bancorp	3,495	$48,336	0.04%
Dime Community Bancshares	1,325	$16,735	0.01%
Essa Bancorp	4,944	$61,998	0.05%
Fifth Third Bancorp	5,684	$77,075	0.06%
First Cash Financial Services *	3,526	$76,197	0.06%
First Commonwealth Financial Co.	3,418	$22,935	0.02%
First Financial Bankshares Inc.	1,145	$59,036	0.05%
First Source Corp.	2,808	$49,280	0.04%
Firstmerit Corp.	5,413	$116,731	0.09%
Flushing Financial Corp.	4,992	$63,199	0.05%
Franklin Resources Inc.	445	$49,351	0.04%
Fulton Financial Corp.	7,214	$73,583	0.06%
Greenhill	917	$75,277	0.06%
HCC Insurance Holdings Inc.	21,686	$598,534	0.46%
Home Bancshares Inc.	1,927	$50,950	0.04%
Hudson City Bancorp Inc.	4,557	$64,573	0.05%
International Bancshares Corp.	5,068	$116,615	0.09%
Investment Technology Group *	198	$3,305	0.00%
Janus Capital Group Inc.	11,968	$171,023	0.13%
Jones Lang Lasalle Inc.	2,817	$205,331	0.16%
Knight Capital Group Inc. *	4,448	$67,921	0.05%
Lakeland Financial Corp.	510	$9,716	0.01%
Legg Mason Inc.	8,500	$243,695	0.19%
Lincoln National Corp.	14,777	$453,654	0.35%
Marshall & Iisley Corp.	7,215	$58,081	0.04%
Max Capital Group Ltd	2,145	$49,314	0.04%
National Penn Bancshares Inc.	2,911	$20,086	0.02%
NBT Bancorp Inc.	1,932	$44,204	0.03%

See Accompanying Notes to Financial Statements.

III - 3

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Newalliance Bancshares Inc.	5,972	$75,367	0.06%
Oceanfirst Financial Corp.	1,234	$14,018	0.01%
Ocwen Financial Corp. *	3,820	$42,364	0.03%
Park National Corp.	711	$44,302	0.03%
PHH Corp. *	6,804	$160,370	0.12%
Piper Jaffray Cos *	22,591	$910,417	0.70%
Progressive Corp.	21,893	$417,937	0.32%
Prosperity Bancshares Inc.	18,600	$762,414	0.59%
Provident Financial Services Inc.	6,062	$72,138	0.06%
Provident New York Bancorp	6,683	$63,355	0.05%
Reinsurance Group of America Inc. Cl A	612	$32,142	0.02%
Renasant Corp.	1,577	$25,516	0.02%
Republic Bancorp Inc.	1,091	$20,554	0.02%
Roma Financial Corp.	1,869	$23,437	0.02%
Selective Insurance Group Inc.	650	$10,790	0.01%
Signature Bank *	2,039	$75,545	0.06%
Simmons First National Corp.	727	$20,043	0.02%
SLM Corp. *	346	$4,332	0.00%
Southside Bancshares Inc.	1,786	$38,524	0.03%
Southwest Bancorp Inc.	2,480	$20,510	0.02%
Stellarone Corp.	5,129	$68,575	0.05%
Sterling Bancshares Inc.	2,819	$15,786	0.01%
Stifel Financial Corp. *	7,281	$391,354	0.30%
Suntrust Banks Inc.	2,738	$73,351	0.06%
Texas Capital Bancshares Inc. *	1,880	$35,701	0.03%
Townebank	1,503	$20,982	0.02%
Trustmark Corp.	3,185	$77,810	0.06%
United Financial Bancorp Inc.	3,616	$50,552	0.04%
Waddell & Reed Financial Inc. Cl A	5,746	$207,086	0.16%
Washington Federal Inc.	3,219	$65,410	0.05%
Webster Financial Corp.	4,521	$79,072	0.06%
Wesbanco Inc.	4,460	$72,520	0.06%
Westfield Financial	6,888	$63,301	0.05%
Wintrust Financial Corp.	2,220	$82,606	0.06%
WSFS Financial Corp.	406	$15,834	0.01%
Total Financials		$9,562,792	7.42%

Health Care
Abaxis Inc. *	939	$25,531	0.02%
Abbott Laboratories	1,631	$85,921	0.07%
Align Technology Inc. *	2,596	$50,207	0.04%
Almost Family Inc. *	1,740	$65,581	0.05%
American Medical Systems Holding *	23,575	$438,024	0.34%
Amerisourcebergen Corp.	14,394	$416,274	0.32%
AMN Healthcare Services Inc. *	2,294	$20,187	0.02%
Amsurg Corp. *	3,709	$80,077	0.06%
Analogic Corp.	2,992	$127,848	0.10%
Atrion Corp.	251	$35,903	0.03%

See Accompanying Notes to Financial Statements.

III - 4

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Beckman Coulter Inc.	6,870	$431,436	0.33%
Boston Scientific Corp. *	26,775	$193,316	0.15%
Cantel Medical Corp.	377	$7,483	0.01%
Catalyst Health Solutions Inc. *	1,186	$49,077	0.04%
Chemed Corp.	1,407	$76,513	0.06%
Cigna Corp.	463	$16,937	0.01%
Conmed Corp. *	3,255	$77,502	0.06%
Cooper Cos Inc.	4,484	$174,338	0.13%
CR Bard Inc.	890	$77,092	0.06%
Cyberonics Inc. *	2,210	$42,344	0.03%
Dentsply International Inc.	2,174	$75,829	0.06%
Eclipsys Corp. *	1,588	$31,569	0.02%
Gentiva Health Services Inc. *	2,417	$68,353	0.05%
Gilead Sciences Inc. *	7,026	$319,472	0.25%
Greatbatch Inc. *	2,789	$59,099	0.05%
Health Net Inc. *	3,064	$76,202	0.06%
Healthspring Inc. *	4,090	$71,984	0.06%
Healthways Inc. *	416	$6,685	0.01%
Hospira Inc. *	1,579	$89,450	0.07%
Humana Inc. *	4,421	$206,770	0.16%
Idexx Laboratories Inc. *	791	$45,522	0.04%
Insulet Corp. *	2,520	$38,027	0.03%
Integra Lifesciences Holdings Co. *	4,007	$175,627	0.14%
Inventiv Health Inc. *	254	$5,705	0.00%
Inverness Medical Innovations Inc. *	14,476	$563,840	0.44%
Laboratory Corp of America Holdings *	1,055	$79,874	0.06%
Lifepoint Hospitals Inc. *	1,995	$73,466	0.06%
Medco Health Solutions Inc. *	1,194	$77,085	0.06%
Medtronic Inc.	1,758	$79,163	0.06%
Merck & Co.	4,942	$184,584	0.14%
Micrus Endovascular Corp. *	933	$18,399	0.01%
Neogen Corp. *	2,728	$68,473	0.05%
Odyssey Healthcare Inc. *	3,882	$70,303	0.05%
Omnicell Inc. *	2,619	$36,745	0.03%
Owens & Minor Inc.	1,703	$79,002	0.06%
Parexel International Corp. *	1,890	$44,056	0.03%
PDL Biopharma Inc.	42,620	$264,670	0.20%
Pfizer Inc.	23,047	$395,256	0.31%
Providence Service Corp. *	867	$13,170	0.01%
PSS World Medical Inc. *	950	$22,335	0.02%
Quality Systems Inc.	395	$24,269	0.02%
Quest Diagnostics Inc.	1,367	$79,682	0.06%
Quidel Corp. *	3,405	$49,509	0.04%
Rehabcare Group Inc. *	1,433	$39,078	0.03%
Sirona Dental Systems Inc. *	2,014	$76,592	0.06%
Steris Corp.	2,396	$80,649	0.06%
Stryker Corp.	988	$56,533	0.04%
Techne Corp.	148	$9,410	0.01%
Teleflex Inc.	1,256	$80,472	0.06%

See Accompanying Notes to Financial Statements.

III - 5

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

United Health Group	1,023	$33,421	0.03%
United Therapeutics Corp. *	5,144	$284,618	0.22%
Varian Medical Systems Inc. *	346	$19,144	0.01%
Wellcare Health Plans Inc. *	8,875	$264,475	0.20%
Wellpoint Inc. *	314	$20,215	0.02%
Zimmer Holdings Inc. *	1,290	$76,368	0.06%
Total Health Care		$7,026,741	5.44%

Industrials
ABM Industries Inc.	914	$19,377	0.02%
Actuant Corp.	3,311	$64,730	0.05%
Administaff Inc.	1,242	$26,504	0.02%
Alaska Air Group Inc. *	1,334	$55,001	0.04%
Alexander & Baldwin Inc.	5,312	$175,562	0.14%
AO Smith Corp.	2,010	$105,666	0.08%
Boeing Co.	3,163	$229,665	0.18%
Brady Corp. Cl A	1,038	$32,303	0.03%
Carlisle Cos Inc.	1,730	$65,913	0.05%
Chicago Bridge & Iron Co.	6,078	$141,374	0.11%
Clean Harbors Inc. *	1,030	$57,227	0.04%
Corrections Corp of America *	1,169	$23,216	0.02%
Costar Group Inc. *	1,863	$77,352	0.06%
CSX Corp.	6,029	$306,876	0.24%
Cummins Inc.	2,273	$140,812	0.11%
Dover Corp.	3,004	$140,437	0.11%
Emcor Group Inc. *	5,288	$130,243	0.10%
Enersys *	1,738	$42,859	0.03%
Esco Technologies Inc.	164	$5,217	0.00%
Forward Air Corp.	1,812	$47,656	0.04%
Gardner Denver Inc.	2,644	$116,442	0.09%
Gatx Corp.	121	$3,467	0.00%
General Cable Corp. *	10,378	$280,206	0.22%
Graftech International Ltd *	4,102	$56,074	0.04%
Hubbell Inc. Cl B	119	$6,001	0.00%
Huron Consulting Group Inc. *	6,656	$135,117	0.10%
Idex Corp.	327	$10,824	0.01%
Insituform Technologies Inc. Cl A *	1,382	$36,775	0.03%
Knight Transportation Inc.	1,728	$36,444	0.03%
Landstar Systems Inc.	445	$18,681	0.01%
Lincoln Electric Holdings Inc.	1,360	$73,889	0.06%
Manitowoc Inc.	15,651	$203,463	0.16%
Masco Corp.	20,547	$318,889	0.25%
Mastec Inc. *	9,390	$118,408	0.09%
Navigant Consulting Co. *	11,589	$140,575	0.11%
Norfolk Southern Corp.	6,474	$361,832	0.28%
Otter Tail Corp.	2,232	$49,015	0.04%
Pentair Inc.	1,994	$71,026	0.05%
Precision Castparts Corp.	1,977	$250,506	0.19%

See Accompanying Notes to Financial Statements.

III - 6

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Quanta Services Inc. *	346	$6,629	0.01%
Resources Connection Inc. *	3,176	$60,789	0.05%
Ryder System Inc.	1,103	$42,752	0.03%
Skywest Inc.	4,251	$60,704	0.05%
Snap On Inc.	1,619	$70,167	0.05%
Sykes Enterprises Inc. *	27,203	$621,317	0.48%
Tetra Tech Inc. *	3,855	$88,819	0.07%
Tutor Perini Corp. *	2,139	$46,523	0.04%
United Stationers Inc. *	529	$31,132	0.02%
Universal Forest Products Inc.	604	$23,266	0.02%
URS Corp. *	593	$29,419	0.02%
Watts Water Technologies Inc. Cl A	2,229	$69,233	0.05%
Total Industrials		$5,326,374	4.12%

Information Technology
Adobe Systems Inc. *	5,829	$206,172	0.16%
Altera Corp.	395	$9,599	0.01%
Amphenol Corporation Cl A	571	$24,090	0.02%
Analog Devices Inc.	3,756	$108,248	0.08%
Anixter International Inc. *	359	$16,819	0.01%
Ansys Inc. *	6,262	$270,424	0.21%
Arris Group Inc. *	2,568	$30,842	0.02%
Benchmark Electronics Inc. *	5,813	$120,562	0.09%
Cognizant Technology Solutions Cl A *	15,712	$800,998	0.62%
Concur Technologies Inc. *	2,767	$113,475	0.09%
Cybersource Corp. *	12,827	$226,525	0.18%
Cymer Inc. *	1,682	$62,739	0.05%
Cypress Semiconductor Corp. *	34,780	$401,013	0.31%
Diodes Inc. *	1,296	$29,030	0.02%
DST Systems Inc.	317	$13,140	0.01%
EMC Corp. *	39,515	$712,851	0.55%
Equinix Inc. *	6,283	$611,587	0.47%
Euronet Worldwide Inc. *	13,935	$256,822	0.20%
Fidelity National Information	9,870	$231,353	0.18%
Gartner Inc. Cl A *	32,628	$725,647	0.56%
Ingram Micro Inc. Cl A *	7,314	$128,361	0.10%
Interdigital Inc. *	13,236	$368,755	0.29%
Intermec Inc. *	593	$8,409	0.01%
Itron Inc. *	2,767	$200,801	0.16%
Jabil Circuit Inc.	4,052	$65,602	0.05%
L1 Identity Solutions Inc. *	1,235	$11,029	0.01%
Lawson Software Inc. *	1,473	$9,722	0.01%
Marvell Technology Group Ltd *	2,718	$55,502	0.04%
MKS Instruments Inc. *	1,153	$22,587	0.02%
Molex Inc.	3,528	$73,594	0.06%
Monolithic Power *	1,084	$24,173	0.02%
National Semiconductor Corp.	8,103	$117,169	0.09%
Netapp Inc. *	2,760	$89,810	0.07%

See Accompanying Notes to Financial Statements.

III - 7

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Netlogic Microsystems *	1,087	$31,990	0.02%
Progress Software Corp. *	904	$28,413	0.02%
Qualm Inc.	3,984	$167,169	0.13%
Red Hat Inc. *	4,963	$145,267	0.11%
Rofin Sinar Technologies Inc. *	7,274	$164,538	0.13%
Salesforce Inc. *	143	$10,646	0.01%
Sandisk Corp. *	2,273	$78,714	0.06%
Sapient Corporation *	3,969	$36,277	0.03%
Semtech Corp. *	939	$16,367	0.01%
Silicon Laboratories Inc. *	1,004	$47,861	0.04%
Symantec Corp. *	10,607	$179,550	0.14%
Synnex Corp. *	297	$8,779	0.01%
Take-Two Interactive Software *	10,589	$104,487	0.08%
Tibco Software Inc. *	4,547	$49,108	0.04%
Varian Semiconductor Equiptment *	130	$4,306	0.00%
Verifone Holdings Inc. *	13,097	$264,690	0.20%
Western Digital Corp. *	4,151	$161,847	0.13%
Xilinx Inc.	494	$12,597	0.01%
Zebra Technologies Corp. Cl A *	7,816	$231,354	0.18%
Zoran Corp. *	8,015	$86,241	0.07%
Total Information Technology		$7,977,651	6.19%

Materials
Air Products & Chemicals Inc.	1,039	$76,834	0.06%
Alcoa Inc.	10,328	$147,071	0.11%
Amcol International Corp.	201	$5,467	0.00%
Bemis Co. Inc.	17,841	$512,394	0.40%
Carpenter Technology Corp.	1,927	$70,528	0.05%
Eagle Materials Inc.	8,408	$223,148	0.17%
Freeport-McMoRan Copper & Gold Inc.	1,483	$123,890	0.10%
Greif Inc. Cl A	799	$43,881	0.03%
HB Fuller Co.	5,278	$122,502	0.09%
Huntsman Corp.	26,785	$322,759	0.25%
International Paper Co.	4,645	$114,313	0.09%
Meadwestvaco Corp.	4,433	$113,263	0.09%
Mosaic Co.	1,730	$105,132	0.08%
Nalco Holding Co.	6,870	$167,147	0.13%
Newmarket Corp.	1,483	$152,734	0.12%
Reliance Steel & Aluminum Co.	2,076	$102,201	0.08%
Sonoco Products Co.	99	$3,048	0.00%
United States Steel Corp.	3,855	$244,870	0.19%
Westlake Chemical	1,714	$44,204	0.03%
Weyerhaeuser Co.	1,581	$71,572	0.06%
Worthington Industries Inc.	2,867	$49,570	0.04%
WR Grace & Co. *	4,159	$115,454	0.09%
Total Materials		$2,931,982	2.26%

See Accompanying Notes to Financial Statements.

III - 8

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Telecommunication Services
American Tower *	6,160	$262,478	0.20%
Crown Castle International Corp. *	12,647	$483,495	0.37%
SBA Communications Corp. Cl A *	1,531	$55,223	0.04%
TW Telecom Inc. Cl A *	3,033	$55,079	0.04%
Total Telecommunication Services		$856,275	0.65%

Utilities
AES Corp. *	45,163	$496,793	0.38%
Allete Inc.	1,894	$63,411	0.05%
Constellation Energy Group Inc.	840	$29,492	0.02%
Ormat Technologies Inc.	9,461	$266,233	0.21%
Wisconsin Energy Corp.	297	$14,675	0.01%
Total Utilities		$870,604	0.67%

Total Common Stocks (United States)
(cost - $52,910,948)		$52,981,579	41.05%

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Energy
Nabors Industries Ltd *	3,163	$62,090	0.05%
Tsakos Energy Navigation Ltd	939	$13,841	0.01%
Total Energy		$75,931	0.06%

Financials
Endurance Specialty Holding Co.	6,523	$242,329	0.19%
Everest Reinsurance Group Ltd	13,652	$1,104,856	0.86%
Invesco Ltd	7,413	$162,419	0.13%
Montpelier Holding Ltd	46,089	$774,756	0.60%
Total Financials		$2,284,360	1.78%

Industrials
Foster Wheeler Ltd *	3,713	$100,771	0.08%
Total Industrials		$100,771	0.08%

Total Bermuda		$2,461,062	1.92%

Brazil
Consumer Staples
Cia De Bebidas Das Americas Adr	5,537	$507,521	0.39%
Total Consumer Staples		$507,521	0.39%

See Accompanying Notes to Financial Statements.

III - 9

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Materials
Gerdau SA Adr	37,681	$614,200	0.48%
Total Materials		$614,200	0.48%

Telecommunication Services
Vivo Participacoes SA Adr	6,303	$170,874	0.13%
Total Telecommunication Services		$170,874	0.13%

Total Brazil		$1,292,595	1.00%

Canada
Consumer Discretionary
Shaw Communications Inc. Cl B	151	$3,000	0.00%
Total Consumer Discretionary		$3,000	0.00%

Energy
Encana	361	$11,202	0.01%
Talisman Energy Inc.	43,779	$746,870	0.58%
Total Energy		$758,072	0.59%

Financials
Brookfield Asset Management Inc. Cl A	544	$13,828	0.01%
Total Financials		$13,828	0.01%

Industrials
Canadian Pacific Railway	1,599	$89,928	0.07%
Total Industrials		$89,928	0.07%

Information Technology
Celestica Inc. *	3,262	$35,654	0.03%
Total Information Technology		$35,654	0.03%

Materials
Agrium	1,927	$136,104	0.11%
Iamgold	6,474	$85,586	0.07%
Potash Corp.	2,965	$353,873	0.27%
Total Materials		$575,563	0.45%

Total Canada		$1,476,045	1.15%

Chile
Financials
Banco Santander Chile Adr	6,159	$420,167	0.33%
Total Financials		$420,167	0.33%
See Accompanying Notes to Financial Statements.

III - 10

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Utilities
Empresa Nacional De Electricid Adr	7,453	$350,216	0.27%
Enersis SA Adr	28,418	$568,076	0.44%
Total Utilities		$918,292	0.71%

Total Chile		$1,338,459	1.04%

Colombia
Financials
Bancolombia SA Co. Adr	2,125	$97,028	0.08%
Total Financials		$97,028	0.08%

France
Energy
Total SA Adr	4,299	$249,428	0.19%
Total Energy		$249,428	0.19%

Health Care
Sanofi-Aventis Adr	2,441	$91,196	0.07%
Total Health Care		$91,196	0.07%

Total France		$340,624	0.26%

Germany
Consumer Discretionary
Daimlerchrysler AG	4,421	$207,831	0.16%
Total Consumer Discretionary		$207,831	0.16%

Great Britain
Energy
BP Amoco PLC Adr	4,794	$273,594	0.21%
Total Energy		$273,594	0.21%

Telecommunication Services
BT Group PLC Adr	6,994	$130,858	0.10%
Total Telecommunication Services		$130,858	0.10%

Utilities
National Grid PLC Adr	3,101	$151,174	0.12%
Total Utilities		$151,174	0.12%

Total Great Britain		$555,626	0.43%

Hong Kong
Telecommunication Services
China Mobile Ltd Adr	7,364	$354,356	0.27%
Total Telecommunication Services		$354,356	0.27%

See Accompanying Notes to Financial Statements.

III - 11

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

India
Information Technology
Infosys Technologies Ltd Adr	11,411	$671,081	0.52%
Total Information Technology		$671,081	0.52%

Indonesia
Telecommunication Services
Telekomunikasi Indonesia Tbk PT	2,422	$86,611	0.07%
Total Telecommunication Services		$86,611	0.07%

Ireland
Health Care
Covidien PLC	1,519	$76,375	0.06%
Total Health Care		$76,375	0.06%

Industrials
Cooper Industries Ltd	1,730	$82,936	0.06%
Ingersoll-Rand PLC	11,613	$404,945	0.31%
Ryanair Holdings PLC Adr *	6,021	$163,591	0.13%
Total Industrials		$651,472	0.50%

Information Technology
Accenture PLC	1,780	$74,671	0.06%
Total Information Technology		$74,671	0.06%

Total Ireland		$802,518	0.62%

Italy
Energy
ENI SpA Adr	2,718	$127,556	0.10%
Total Energy		$127,556	0.10%

Japan
Consumer Discretionary
Aichi Machine Industry	16,000	$66,267	0.05%
Alpine Electronics *	2,100	$25,576	0.02%
Benesse Holding	2,600	$112,693	0.09%
Chofu Seisakusho	900	$21,046	0.02%
Dena	29	$214,769	0.17%
Denso	2,100	$62,591	0.05%
FCC	700	$13,897	0.01%
Fuji Heavy Industry *	30,000	$155,394	0.12%
Hakuhodo DY Holdings Inc.	1,010	$53,181	0.04%
Honda Motor Adr	3,410	$120,339	0.09%

See Accompanying Notes to Financial Statements.

III - 12

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Honda Motor Co.	11,900	$420,270	0.33%
Isuzu Motors *	142,000	$384,482	0.30%
K's Holdings Corp.	11,500	$282,454	0.22%
Kanto Auto Works	15,800	$126,819	0.10%
Koito Manufacturing	26,000	$385,803	0.30%
Komeri	500	$13,030	0.01%
Makita	1,800	$59,332	0.05%
Mazda Motor	24,000	$67,551	0.05%
Mizuno	1,000	$4,420	0.00%
Musashi Seimitsu	2,900	$61,793	0.05%
NHK Spring	10,000	$91,824	0.07%
Nifco	600	$13,806	0.01%
Nikon	400	$8,737	0.01%
Nissan Motor *	38,500	$330,035	0.26%
Nissan Shatai	24,000	$191,610	0.15%
Nissin Kogyo	100	$1,633	0.00%
Nitori	3,700	$281,143	0.22%
Royal Holding	300	$2,986	0.00%
Ryohin Keikaku	1,100	$46,442	0.04%
Saizeriya	3,300	$59,579	0.05%
Sanden	9,000	$33,134	0.03%
Sanyo Electric *	387,000	$621,254	0.48%
Sekisui Chemical	6,000	$40,711	0.03%
Sekisui House	11,000	$109,953	0.09%
Sharp	8,000	$100,086	0.08%
Shimamura	300	$26,555	0.02%
Shimano	2,600	$115,058	0.09%
Stanley Electric	100	$1,940	0.00%
Sumitomo Rubber Industry	8,000	$70,548	0.05%
Suzuki Motor	2,100	$46,365	0.04%
Takamatsu Co.nstruction Group Co. Ltd	100	$1,228	0.00%
Topre	2,500	$19,879	0.02%
Toyo Tire&Rubber	41,000	$95,553	0.07%
Tsutsumi Jewelry	300	$6,675	0.01%
USS Co. Ltd	880	$59,803	0.05%
Yamaha Motor *	14,100	$211,409	0.16%
Yokohama Rubber	16,000	$75,342	0.06%
Total Consumer Discretionary		$5,314,995	4.16%

Consumer Staples
Ajinomoto Co.	26,000	$257,663	0.20%
Arcs	400	$5,398	0.00%
Asahi Breweries	8,200	$153,838	0.12%
Cawachi Limided	100	$1,915	0.00%
Coca-Cola West Co.	700	$11,454	0.01%
Cosmos Pharmaceutical	200	$4,311	0.00%
Dydo Drinco	300	$10,402	0.01%
Ezaki Glico	1,000	$11,676	0.01%

See Accompanying Notes to Financial Statements.

III - 13

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Fancl	5,600	$106,199	0.08%
Fuji Oil	3,700	$52,308	0.04%
Heiwado	1,100	$14,112	0.01%
Hokuto	600	$12,310	0.01%
Izumiya	4,000	$17,533	0.01%
Kao	500	$12,682	0.01%
Kasumi	100	$486	0.00%
Kato Sangyo	1,100	$18,035	0.01%
Mandom	500	$13,645	0.01%
Marudai Food	7,000	$20,002	0.02%
Mitsui Sugar	1,000	$3,339	0.00%
Nippon BSM Co.	7,000	$17,080	0.01%
Nisshin Oillio Group Ltd.	17,000	$82,417	0.06%
Nisshin Seifun Group	9,000	$116,256	0.09%
NPN Flour Mills	1,000	$4,987	0.00%
NPN Meat Packers	13,000	$164,587	0.13%
QP	400	$4,345	0.00%
Ryoshoku	900	$21,103	0.02%
Shiseido	5,900	$128,179	0.10%
Uni-Charm	2,200	$212,607	0.16%
Uny	35,000	$289,544	0.22%
Yakult Honsha	4,200	$113,360	0.09%
Yonekyu	500	$4,227	0.00%
Total Consumer Staples		$1,886,000	1.43%

Energy
Modec	5,100	$91,531	0.07%
Shinko Plantech	33,700	$298,626	0.23%
Showa Shell Sekiyu	49,800	$336,832	0.26%
Total Energy		$726,989	0.56%

Financials
77 Bank	5,000	$28,574	0.02%
Aeon Credit	25,400	$301,734	0.23%
Aeon Mall	11,000	$232,031	0.18%
Akita Bank	1,000	$4,024	0.00%
Bank Of Iwate	100	$5,811	0.00%
Bank Of Saga	1,000	$2,868	0.00%
Bank Of Yokohama	105,000	$514,662	0.40%
Century Tokyo Leasing	3,700	$51,279	0.04%
Chiba Bank	6,000	$35,895	0.03%
Fukui Bank	5,000	$15,893	0.01%
Fuyo General	1,600	$45,291	0.04%
Hachijuni Bank	11,000	$62,628	0.05%
Heiwa Real Estate	18,000	$54,131	0.04%
Higashi Nippon Bank	3,000	$6,293	0.00%
Higo Bank	7,000	$38,955	0.03%
Hyakujushi Bank	1,000	$3,896	0.00%

See Accompanying Notes to Financial Statements.

III - 14

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

JSFC	27,700	$203,659	0.16%
Juroku Bank	1,000	$3,970	0.00%
Kagoshima Bank	6,000	$42,188	0.03%
Leopalace21 Corp.*	85,500	$443,787	0.34%
Mie Bank	2,000	$5,544	0.00%
Mitsubishi UFJ Lease & Finance	440	$16,010	0.01%
Miyazaki Bank	9,000	$27,258	0.02%
Mizuho Financial	116,300	$230,260	0.18%
Nagoya Bank	1,000	$4,067	0.00%
Nanto Bank	6,000	$33,647	0.03%
Okasan Securities Group Inc.	7,000	$33,487	0.03%
Orix *	6,800	$603,296	0.47%
Osaka Securities Exchange	9	$47,100	0.04%
Resona Holdings	22,100	$279,561	0.22%
Ricoh Leasing	500	$11,692	0.01%
TOC	2,300	$8,714	0.01%
Tokio Marine Holdings	5,200	$146,528	0.11%
Tokyo Tatemono	87,000	$312,842	0.24%
Yamagata Bank	9,000	$39,683	0.03%
Yamanashi Chuo Bank	1,000	$4,399	0.00%
Total Financials		$3,901,657	3.00%

Health Care
BML	1,100	$27,806	0.02%
Dainip Sumit Pharmaceutical	83,500	$765,834	0.59%
Eisai	4,700	$167,749	0.13%
Hogy Medical	500	$23,063	0.02%
Kyowa Hakko Kirin Co. Ltd	1,000	$10,316	0.01%
Medipal Holding	1,900	$22,510	0.02%
Mitsubishi Tanabe Pharmaceutical Corp.	1,000	$14,127	0.01%
Nichi-Iko Pharmaceutical	2,800	$78,720	0.06%
Nichii Gakkan	2,500	$21,993	0.02%
Nippon Shinyaku	1,000	$11,333	0.01%
Nipro	200	$3,866	0.00%
Paramount Bed	1,600	$31,318	0.02%
Rohto Pharmaceutical	9,000	$98,919	0.08%
Santen Pharmaceutical	2,600	$78,078	0.06%
Sawai Pharmaceutical	3,200	$208,904	0.16%
Shionogi	19,100	$363,051	0.28%
Ship Helthcare	9	$5,134	0.00%
Sysmex Corp.	200	$11,729	0.01%
Terumo	4,200	$223,844	0.17%
Tsumura	500	$14,528	0.01%
Total Health Care		$2,182,822	1.68%

Industrials
Amada	1,000	$8,390	0.01%
Chiyoda	37,000	$367,466	0.28%

See Accompanying Notes to Financial Statements.

III - 15

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

CKD	2,700	$22,596	0.02%
Cosel	1,100	$15,893	0.01%
Daihen	14,000	$66,524	0.05%
Fuji Electric Holdings *	40,000	$109,161	0.08%
Fujitec	4,000	$23,801	0.02%
Fukuyama Transporting	3,000	$14,994	0.01%
Futaba	100	$1,976	0.00%
Glory	1,900	$47,215	0.04%
Hanwa	50,000	$211,901	0.16%
Hibiya Engineering	600	$5,182	0.00%
Hino Motors *	24,000	$101,455	0.08%
Hitachi Construction Machinery Co.	27,000	$638,303	0.49%
Hitachi Transport System	2,900	$40,874	0.03%
Inabata	800	$3,776	0.00%
Japan Pulp & Paper	5,000	$17,926	0.01%
JGC	47,000	$838,998	0.65%
JS Group	3,900	$79,427	0.06%
JTEKT Corp.	12,900	$152,414	0.12%
Kawasaki Heavy	16,000	$44,178	0.03%
Kawasaki Kisen *	51,000	$203,585	0.16%
Keio Corp.	23,000	$155,319	0.12%
Kinden	5,000	$43,825	0.03%
Kinki Sharyo	24,000	$157,449	0.12%
Kintetsu Corp.	9,000	$28,029	0.02%
Kintetsu World Express	700	$18,077	0.01%
Kyowa Exeo	7,300	$60,313	0.05%
Kyudenko	2,000	$12,008	0.01%
Makino Milling *	30,000	$194,563	0.15%
Mitsubishi	15,000	$393,301	0.30%
Mitsui OSK Lines	28,000	$201,070	0.16%
Miura	1,500	$39,089	0.03%
Nagase	3,000	$37,532	0.03%
Nagoya Railroad	1,000	$2,868	0.00%
Namura Shipbuild	300	$1,557	0.00%
Nippon Sharyo	11,000	$65,807	0.05%
Nippon Signal	33,500	$299,722	0.23%
Nishi-Nippon Rail	1,000	$3,863	0.00%
Nitta	3,700	$59,040	0.05%
Nitto Boseki *	7,000	$14,908	0.01%
NSK	1,000	$7,898	0.01%
NTN	18,000	$81,293	0.06%
Oiles	1,600	$26,010	0.02%
Okuma Corp. *	76,000	$554,709	0.43%
OSG	34,300	$361,941	0.28%
Penta-Ocean Const	8,000	$11,045	0.01%
Sankyu	33,000	$162,810	0.13%
Secom Co.	6,600	$288,891	0.22%
Seino Holding	11,000	$78,403	0.06%
Sintokogio	3,600	$29,936	0.02%

See Accompanying Notes to Financial Statements.

III - 16

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Sohgo Security	1,900	$22,022	0.02%
Sumitomo Electric Industry	64,700	$793,517	0.61%
Sumitomo Heavy	10,000	$60,253	0.05%
Sumitomo Warehouse Co.	3,000	$13,324	0.01%
SYS Holdings	3,600	$34,867	0.03%
Taihei Dengyo	1,000	$9,161	0.01%
Taihei Kogyo	9,000	$38,624	0.03%
Taikisha	2,900	$46,771	0.04%
THK	1,400	$30,565	0.02%
Tobu Railway	20,000	$111,087	0.09%
Toshiba Plant Systems	9,000	$101,327	0.08%
Toto	19,000	$129,527	0.10%
Yamazen	5,300	$22,494	0.02%
Yokogawa Bridge Holdings Corp.	3,000	$22,378	0.02%
Total Industrials		$7,843,228	6.05%

Information Technology
Advantest	27,100	$678,080	0.53%
Brother Industries	8,300	$100,375	0.08%
CMK *	26,100	$196,085	0.15%
Cree Inc. *	1,780	$124,992	0.10%
Dainippon Screen Manufacturing *	134,000	$626,691	0.49%
Disco	1,600	$98,459	0.08%
Eizo Nanao	100	$2,467	0.00%
Hitachi High-Tech	1,600	$36,729	0.03%
Itochu Techno-Solutions	1,000	$32,855	0.03%
Japan Digital Laboratory	700	$7,469	0.01%
Koa Corp.	1,600	$15,599	0.01%
Melco Holdings	11,900	$263,878	0.20%
Mitsumi Electric	9,900	$216,774	0.17%
NEC Fielding	1,400	$18,968	0.01%
Nichicon	2,600	$32,027	0.02%
Nintendo	1,900	$636,451	0.49%
Nippon Chemi-Con *	12,000	$47,260	0.04%
Obic	220	$39,979	0.03%
Seiko Epson	37,200	$577,447	0.45%
Shinko Electric Industry	19,200	$297,123	0.23%
Siix	7,800	$100,255	0.08%
Trend	300	$10,467	0.01%
Wacom Co.	6	$9,150	0.01%
Yahoo Japan	258	$93,916	0.07%
Yamatake	3,600	$84,221	0.07%
Yokogawa Electric *	33,900	$295,319	0.23%
Total Information Technology		$4,643,036	3.62%

Materials
Adeka	1,600	$15,993	0.01%
Aichi Steel	3,000	$13,452	0.01%

See Accompanying Notes to Financial Statements.

III - 17

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Air Water	1,000	$11,451	0.01%
Daicel Chemical Industry	4,000	$27,526	0.02%
Fuji Seal	400	$8,271	0.01%
Hitachi Chemical	200	$4,324	0.00%
JFE Holdings	500	$20,147	0.02%
Kansai Paint	16,000	$130,479	0.10%
Mitsubishi Rayon *	1,000	$4,227	0.00%
Nihon Yamamura Glass	5,000	$16,588	0.01%
Nippon Denko	102,000	$760,852	0.59%
Nippon Kayaku	26,000	$225,942	0.17%
Nippon Shokubai	7,000	$63,303	0.05%
Nippon Steel	20,000	$78,553	0.06%
Nissan Chemical Industry	26,000	$363,955	0.28%
Nittetsu Mining	2,000	$8,830	0.01%
NOF	1,000	$3,960	0.00%
NPN Chemical Industry	6,000	$14,384	0.01%
NPN Synth Chemical	29,000	$199,561	0.15%
Osaka Steel	2,600	$41,432	0.03%
Pacific Metals	26,000	$216,203	0.17%
Sakai Chemical Industry	6,000	$29,217	0.02%
Stella Chemifa	6,700	$284,664	0.22%
Taiyo Nippon Sanso	20,000	$195,634	0.15%
Tenma	100	$1,162	0.00%
Tokyo Ohka Kogyo	3,700	$68,781	0.05%
Toray Industries	11,000	$64,277	0.05%
Total Materials		$2,873,168	2.20%

Telecommunication Services
KDDI	148	$766,610	0.59%
Nippon T&T Adr	5,041	$105,962	0.08%
Softbank Corp.	29,700	$732,011	0.57%
Total Telecommunication Services		$1,604,583	1.24%

Utilities
Okinawa Electric Power Co.	500	$26,113	0.02%
Osaka Gas	3,000	$10,756	0.01%
Toho Gas	5,000	$27,290	0.02%
Total Utilities		$64,159	0.05%

Total Japan		$31,040,637	23.99%

Luxembourg
Energy
Acergy SA Adr	2,609	$47,901	0.04%
Tenaris SA Adr	8,797	$377,743	0.29%
Total Energy		$425,644	0.33%

See Accompanying Notes to Financial Statements.

III - 18

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Mexico
Consumer Discretionary
Desarrolladora Homex SAB de CV *	2,946	$83,313	0.06%
Total Consumer Discretionary		$83,313	0.06%

Consumer Staples
Coca Cola Femsa SAB de CV Adr	939	$62,397	0.05%
Total Consumer Staples		$62,397	0.05%

Materials
Cemex SAB de CV Adr *	3,113	$31,784	0.02%
Total Materials		$31,784	0.02%

Total Mexico		$177,494	0.13%

Netherlands
Consumer Staples
Unilever NV Adr	18,178	$548,248	0.42%
Total Consumer Staples		$548,248	0.42%

People's Republic Of China
Energy
Yanzhou Coal Mining Co. Ltd Adr	2,273	$54,779	0.04%
Total Energy		$54,779	0.04%

Information Technology
Netease Inc. Adr *	2,522	$89,581	0.07%
Sina Corp. *	6,622	$249,583	0.19%
Total Information Technology		$339,164	0.26%

Utilities
Huaneng Power International Inc. Adr	297	$6,902	0.01%
Total Utilities		$6,902	0.01%

Total People's Republic Of China		$400,845	0.31%

Puerto Rico
Financials
Oriental Financial Group Inc.	3,595	$48,533	0.04%
Total Financials		$48,533	0.04%

Health Care
Triple-S Management Corp. *	2,097	$37,222	0.03%
Total Health Care		$37,222	0.03%
Total Puerto Rico		$85,755	0.07%

See Accompanying Notes to Financial Statements.

III - 19

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Russia
Consumer Staples
Wimm-Bill-Dann Foods	2,147	$48,136	0.04%
Total Consumer Staples		$48,136	0.04%

Materials
Mechel OAO Adr	3,611	$102,625	0.08%
Total Materials		$102,625	0.08%

Total Russia		$150,761	0.12%

South Korea
Materials
POSCO Adr	6,626	$775,308	0.60%
Total Materials		$775,308	0.60%

Telecommunication Services
SK Telecom	10,225	$176,484	0.14%
Total Telecommunication Services		$176,484	0.14%

Utilities
Korea Electric Power Corp.	35,993	$584,526	0.45%
Total Utilities		$584,526	0.45%

Total South Korea		$1,536,318	1.19%

Spain
Energy
Repsol Ypf SA Adr	4,645	$110,458	0.09%
Total Energy		$110,458	0.09%

Financials
Banco Bilbao Vizcaya Argentaria Adr	11,479	$157,148	0.12%
Total Financials		$157,148	0.12%

Total Spain		$267,606	0.21%

Switzerland
Energy
Noble Corporation	2,520	$105,386	0.08%
Total Energy		$105,386	0.08%

Industrials
ABB Ltd Adr	2,615	$57,112	0.04%
Total Industrials		$57,112	0.04%

Total Switzerland		$162,498	0.12%

See Accompanying Notes to Financial Statements.

III - 20

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri Adr	23,403	$351,729	0.27%
Total Telecommunication Services		$351,729	0.27%

Total Common Stocks (Non-United States)
(cost - $44,372,987)		$44,958,927	34.78%

See Accompanying Notes to Financial Statements.

III - 21

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

United States Government Securities**

				% of Net
Maturity	Maturity		Value	Asset
Face Value	Date	Description	($)	Value
$10,000,000	06/17/2010	U.S. Treasury Bills
(cost, including accrued interest, - $9,996,792)			$9,996,792	7.74%

Total investment securities			$107,937,298	83.57%
(cost - $107,280,727)

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value
RBS	04/01/2010	USD Put / CAD Call	1.0090	310,000	USD	$103	0.00%
RBS	04/01/2010	AUD Call / USD Put	0.9195	1,580,000	AUD	$1,680	0.00%
RBS	04/01/2010	EUR Call / GBP Put	0.8955	400,000	EUR	$225	0.00%
RBS	04/01/2010	EUR Put / USD Call	1.3675	1,180,000	EUR	$19,509	0.02%
RBS	04/01/2010	USD Put / CHF Call	1.0585	1,480,000	USD	$7,362	0.01%
RBS	04/01/2010	EUR Put / JPY Call	123.3500	470,000	EUR	$4	0.00%
RBS	04/05/2010	USD Put / CAD Call	1.0200	430,000	USD	$2,994	0.00%
RBS	04/05/2010	AUD Call / USD Put	0.9100	1,540,000	AUD	$13,355	0.01%
RBS	04/05/2010	EUR Put / JPY Call	122.3000	1,010,000	EUR	$109	0.00%
RBS	04/05/2010	EUR Put / USD Call	1.3515	420,000	EUR	$2,511	0.00%
RBS	04/05/2010	USD Put / CHF Call	1.0630	1,130,000	USD	$10,992	0.01%
RBS	04/06/2010	USD Put / CAD Call	1.0220	340,000	USD	$3,022	0.00%
RBS	04/06/2010	AUD Call / USD Put	0.9130	1,510,000	AUD	$10,479	0.01%
RBS	04/06/2010	EUR Call / GBP Put	0.9225	240,000	EUR	$1	0.00%
RBS	04/06/2010	EUR Put / GBP Call	0.8775	240,000	EUR	$172	0.00%
RBS	04/06/2010	EUR Put / JPY Call	121.8000	1,040,000	EUR	$135	0.00%
RBS	04/06/2010	EUR Put / USD Call	1.3485	380,000	EUR	$2,065	0.00%
RBS	04/06/2010	USD Put / CHF Call	1.0615	740,000	USD	$6,686	0.01%
RBS	04/06/2010	USD Put / JPY Call	90.3000	220,000	USD	$15	0.00%
RBS	04/07/2010	USD Put / CAD Call	1.0220	400,000	USD	$3,724	0.00%
See Accompanying Notes to Financial Statements.

III - 22

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

RBS	04/07/2010	AUD Call / USD Put	0.9110	1,280,000	AUD	$11,184	0.01%
RBS	04/07/2010	EUR Call / GBP Put	0.9155	520,000	EUR	$53	0.00%
RBS	04/07/2010	EUR Put / GBP Call	0.8705	520,000	EUR	$139	0.00%
RBS	04/07/2010	USD Call / CHF Put	1.1040	260,000	USD	$5	0.00%
RBS	04/07/2010	USD Put / CHF Call	1.0695	390,000	USD	$6,125	0.00%
RBS	04/08/2010	AUD Call / USD Put	0.9115	1,260,000	AUD	$10,924	0.01%
RBS	04/08/2010	EUR Put / JPY Call	122.9500	900,000	EUR	$876	0.00%
RBS	04/09/2010	USD Put / CAD Call	1.0260	260,000	USD	$3,418	0.00%
RBS	04/09/2010	AUD Call / USD Put	0.9065	1,390,000	AUD	$17,597	0.01%
RBS	04/09/2010	EUR Put / JPY Call	124.0500	970,000	EUR	$2,691	0.00%
RBS	04/09/2010	USD Put / CHF Call	1.0680	600,000	USD	$9,067	0.01%
RBS	04/09/2010	EUR Call / USD Put	1.3380	430,000	EUR	$7,357	0.01%
RBS	04/12/2010	AUD Call / USD Put	0.9125	1,510,000	AUD	$13,415	0.01%
RBS	04/12/2010	EUR Put / JPY Call	124.7000	360,000	EUR	$1,802	0.00%
RBS	04/12/2010	USD Put / CHF Call	1.0615	660,000	USD	$7,191	0.01%
RBS	04/12/2010	USD Put / JPY Call	89.6500	590,000	USD	$149	0.00%
RBS	04/13/2010	USD Put / CAD Call	1.0190	410,000	USD	$3,762	0.00%
RBS	04/13/2010	AUD Call / USD Put	0.9190	1,560,000	AUD	$8,757	0.01%
RBS	04/13/2010	EUR Put / JPY Call	124.7000	1,490,000	EUR	$8,345	0.01%
RBS	04/13/2010	EUR Call / USD Put	1.3480	1,050,000	EUR	$12,320	0.01%
RBS	04/13/2010	USD Put / CHF Call	1.0615	680,000	USD	$7,671	0.01%
RBS	04/13/2010	USD Put / JPY Call	89.9000	370,000	USD	$164	0.00%
RBS	04/14/2010	USD Put / CAD Call	1.0150	370,000	USD	$2,697	0.00%
RBS	04/14/2010	USD Put / JPY Call	90.6000	320,000	USD	$339	0.00%
RBS	04/14/2010	EUR Call / USD Put	1.3510	850,000	EUR	$9,023	0.01%
RBS	04/14/2010	USD Put / CHF Call	1.0590	1,360,000	USD	$13,747	0.01%
RBS	04/14/2010	AUD Call / USD Put	0.9140	1,260,000	AUD	$10,870	0.01%
RBS	04/14/2010	EUR Put / JPY Call	125.9500	1,620,000	EUR	$17,457	0.01%

Purchased options on forward currency contracts
(premiums paid- $316,267)						$272,288	0.22%

See Accompanying Notes to Financial Statements.

III - 23

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

							% of Net
	Expiry	Market	Strike			Value	Asset
Counterparty	Date	Put/Call	Price	Amount	Currency	($)	Value
RBS	04/01/2010	USD Put / CAD Call	0.9875	3,170,000	USD	$0	0.00%
RBS	04/01/2010	AUD Call / USD Put	0.9390	2,450,000	AUD	$0	0.00%
RBS	04/01/2010	EUR Call / USD Put	1.3980	290,000	EUR	$0	0.00%
RBS	04/01/2010	EUR Put / USD Call	1.3330	620,000	EUR	$(71)	0.00%
RBS	04/01/2010	USD Put / CHF Call	1.0345	2,100,000	USD	$(7)	0.00%
RBS	04/01/2010	EUR Put / JPY Call	119.7000	660,000	EUR	$0	0.00%
RBS	04/05/2010	USD Put / CAD Call	0.9975	3,120,000	USD	$(384)	0.00%
RBS	04/05/2010	AUD Call / USD Put	0.9320	2,930,000	AUD	$(507)	0.00%
RBS	04/05/2010	EUR Put / JPY Call	118.4500	1,710,000	EUR	$0	0.00%
RBS	04/05/2010	EUR Put / USD Call	1.3150	2,580,000	EUR	$(363)	0.00%
RBS	04/05/2010	GBP Put / USD Call	1.4510	760,000	GBP	$(17)	0.00%
RBS	04/05/2010	USD Put / CHF Call	1.0380	3,000,000	USD	$(1,149)	0.00%
RBS	04/06/2010	USD Put / CAD Call	0.9975	2,890,000	USD	$(710)	0.00%
RBS	04/06/2010	AUD Call / USD Put	0.9330	2,760,000	AUD	$(699)	0.00%
RBS	04/06/2010	EUR Call / GBP Put	0.8995	470,000	EUR	$(667)	0.00%
RBS	04/06/2010	EUR Put / JPY Call	117.7000	560,000	EUR	$0	0.00%
RBS	04/06/2010	EUR Call / USD Put	1.3830	460,000	EUR	$(113)	0.00%
RBS	04/06/2010	USD Put / CHF Call	1.0375	3,670,000	USD	$(2,074)	0.00%
RBS	04/06/2010	USD Put / JPY Call	88.0000	1,190,000	USD	$0	0.00%
RBS	04/07/2010	USD Put / CAD Call	1.0000	2,640,000	USD	$(1,640)	0.00%
RBS	04/07/2010	AUD Call / USD Put	0.9335	3,490,000	AUD	$(1,263)	0.00%
RBS	04/07/2010	EUR Call / GBP Put	0.8925	1,050,000	EUR	$(5,176)	(0.01)%
RBS	04/07/2010	EUR Call / USD Put	1.3715	280,000	EUR	$(372)	0.00%
RBS	04/07/2010	GBP Put / USD Call	1.4440	290,000	GBP	$(28)	0.00%
RBS	04/07/2010	USD Put / CHF Call	1.0410	3,780,000	USD	$(4,631)	(0.01)%
RBS	04/08/2010	AUD Call / USD Put	0.9350	3,440,000	AUD	$(1,356)	0.00%
RBS	04/08/2010	EUR Put / JPY Call	118.8500	1,710,000	EUR	$(35)	0.00%
RBS	04/08/2010	GBP Put / USD Call	1.4430	530,000	GBP	$(95)	0.00%
RBS	04/08/2010	USD Call / CHF Put	1.1000	380,000	USD	$(26)	0.00%
RBS	04/08/2010	USD Put / CHF Call	1.0430	2,140,000	USD	$(4,078)	(0.01)%
RBS	04/08/2010	USD Call / JPY Put	94.8000	640,000	USD	$(1,479)	0.00%
RBS	04/08/2010	EUR Call / USD Put	1.3710	510,000	EUR	$(903)	0.00%
RBS	04/09/2010	USD Put / CAD Call	1.0020	1,600,000	USD	$(2,339)	0.00%
RBS	04/09/2010	AUD Call / USD Put	0.9300	3,350,000	AUD	$(4,104)	(0.01)%
RBS	04/09/2010	EUR Put / JPY Call	120.2000	1,840,000	EUR	$(327)	0.00%
RBS	04/09/2010	GBP Put / USD Call	1.4345	840,000	GBP	$(150)	0.00%
RBS	04/09/2010	USD Call / CHF Put	1.0985	640,000	USD	$(84)	0.00%

See Accompanying Notes to Financial Statements.

III - 24

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

RBS	04/09/2010	USD Put / CHF Call	1.0430	260,000	USD	$(583)	0.00%
RBS	04/09/2010	USD Call / JPY Put	95.5000	870,000	USD	$(1,260)	0.00%
RBS	04/12/2010	USD Put / CAD Call	0.9985	1,040,000	USD	$(1,261)	0.00%
RBS	04/12/2010	AUD Call / USD Put	0.9320	2,750,000	AUD	$(3,285)	0.00%
RBS	04/12/2010	EUR Put / JPY Call	120.6000	300,000	EUR	$(121)	0.00%
RBS	04/12/2010	EUR Call / USD Put	1.3820	940,000	EUR	$(1,073)	0.00%
RBS	04/12/2010	GBP Put / USD Call	1.4470	890,000	GBP	$(478)	0.00%
RBS	04/12/2010	USD Call / CHF Put	1.0910	460,000	USD	$(176)	0.00%
RBS	04/12/2010	USD Put / CHF Call	1.0370	450,000	USD	$(681)	0.00%
RBS	04/12/2010	USD Call / JPY Put	95.3500	5,260,000	USD	$(10,585)	(0.01)%
RBS	04/13/2010	USD Put / CAD Call	0.9965	2,670,000	USD	$(3,059)	0.00%
RBS	04/13/2010	AUD Call / USD Put	0.9410	2,920,000	AUD	$(1,185)	0.00%
RBS	04/13/2010	EUR Call / GBP Put	0.9150	520,000	EUR	$(445)	0.00%
RBS	04/13/2010	EUR Put / JPY Call	120.5500	790,000	EUR	$(417)	0.00%
RBS	04/13/2010	EUR Call / USD Put	1.3810	570,000	EUR	$(846)	0.00%
RBS	04/13/2010	GBP Put / USD Call	1.4600	740,000	GBP	$(882)	0.00%
RBS	04/13/2010	USD Call / CHF Put	1.0920	320,000	USD	$(142)	0.00%
RBS	04/13/2010	USD Put / CHF Call	1.0365	940,000	USD	$(1,571)	0.00%
RBS	04/13/2010	USD Call / JPY Put	95.2000	3,930,000	USD	$(9,861)	(0.01)%
RBS	04/14/2010	USD Put / CAD Call	0.9935	2,870,000	USD	$(2,758)	0.00%
RBS	04/14/2010	USD Call / JPY Put	96.3500	2,990,000	USD	$(3,571)	0.00%
RBS	04/14/2010	GBP Put / USD Call	1.4700	640,000	GBP	$(1,379)	0.00%
RBS	04/14/2010	USD Call / CHF Put	1.0850	350,000	USD	$(309)	0.00%
RBS	04/14/2010	USD Put / CHF Call	1.0325	580,000	USD	$(773)	0.00%
RBS	04/14/2010	AUD Call / USD Put	0.9355	3,430,000	AUD	$(3,655)	(0.01)%
RBS	04/14/2010	EUR Put / JPY Call	121.8500	860,000	EUR	$(1,192)	0.00%
RBS	04/14/2010	EUR Call / USD Put	1.3850	470,000	EUR	$(610)	0.00%

Total options written on forward currency contracts
(premiums received- $117,932)						$(87,005)	(0.07)%

See Accompanying Notes to Financial Statements.

III - 25

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

FUTURES CONTRACTS PURCHASED

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

Agricultural
	Soybeans	May-10	CBOT	29	$(27,313)	(0.02)%
	Soybean Meal	May-10	CBOT	36	$(21,650)	(0.02)%
	Lean Hogs	Apr-10	CME	32	$34,410	0.03%
	Live Cattle	Jun-10	CME	71	$21,440	0.02%
	Cocoa	May-10	LIFFE	4	$(547)	0.00%
	Coffee	May-10	NYBOT	5	$6,450	0.00%
	Cotton	May-10	NYBOT	18	$(16,990)	(0.01)%

Total agricultural					$(4,200)	(0.00)%

Energy
	Heating Oil	Apr-10	NYM	43	$91,921	0.07%
	NY Gasoline RBOB	Apr-10	NYM	54	$68,258	0.05%
	London Brent Crude	Apr-10	IPE	62	$138,190	0.11%
	Crude Oil	Apr-10	NYM	64	$151,430	0.12%
	London Gas Oil	May-10	IPE	85	$105,125	0.08%

Total energy					$554,924	0.43%

Metals
	High Grade Copper	May-10	COMEX	6	$26,938	0.02%
	Platinum	Jul-10	NYM	12	$22,555	0.02%
	Synthetic Aluminum	Jun-10	LME	15	$27,463	0.02%
	Synthetic Nickel	Jun-10	LME	27	$586,843	0.46%
	Synthetic Copper	Jun-10	LME	55	$418,053	0.32%
	Synthetic Zinc	Jun-10	LME	58	$43,464	0.03%
	Gold	Jun-10	COMEX	25	$28,460	0.02%
	Silver	May-10	COMEX	26	$34,680	0.03%

Total metals					$1,188,456	0.92%

Stock indicies
	Hang Seng China Enterprises Index	Apr-10	HKE	2	$3,593	0.00%
	DJ Stoxx 50	Jun-10	EUREX	11	$0	0.00%
	IBEX35	Apr-10	MEFF-RV	11	$(35,891)	(0.03)%
	DJ Stoxx 600	Jun-10	EUREX	13	$(1,398)	0.00%
	Tokyo Price Index	Jun-10	TSE	14	$53,186	0.04%
	MSCI Sing IX ETS Index	Apr-10	SIMEX	15	$(1,973)	0.00%
	S&P Canada 60 Index	Jun-10	ME	16	$729	0.00%
	German Stock Index (DAX)	Jun-10	EUREX	38	$142,181	0.11%
	Dow Jones 5 Mini	Jun-10	CBOT	45	$3,295	0.00%

See Accompanying Notes to Financial Statements.

III - 26

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

	FTSE/JSE Top 40	Jun-10	LIFFE	52	$10,545	0.01%
	SPI200 Index	Jun-10	SFE	86	$39,750	0.03%
	Amsterdam Exchange Index	Apr-10	EURONEXT	92	$65,512	0.05%
	Nikkei	Jun-20	SGX	94	$180,159	0.14%
	DJ Euro Stoxx 50	Jun-10	EUREX	137	$(2,094)	0.00%
	MSCI Taiwan	Apr-10	SGX	143	$60,830	0.05%
	CAC 40	Apr-10	EURONEXT	149	$26,231	0.02%
	FT-SE Index	Jun-10	LIFFE	236	$19,084	0.01%
	Mini SP 500	Jun-10	CME	332	$347,470	0.28%
	NASDAQ 100 Mini	Jun-10	CME	406	$285,746	0.22%

Total stock indicies					$1,196,955	0.93%

Short-term interest rates
	2 Year US Treasury Notes	Jun-10	CBOT	316	$(100,297)	(0.08)%
	Euribor	Jun-11	LIFFE	608	$325,671	0.25%
	Eurodollar	Jun-11	CME	612	$(13,250)	(0.01)%
	Short Sterling	Jun-11	LIFFE	835	$91,740	0.07%
	Euro-Schatz	Jun-10	EUREX	838	$81,428	0.06%

Total short-term interest rates					$385,292	0.29%

Long-term interest rates
	Long Gilt	Jun-10	LIFFE	84	$(74,364)	(0.06)%
	US Bond	Jun-10	CBOT	111	$(167,094)	(0.13)%
	10 Year US Treasury Notes	Jun-10	CBOT	123	$(88,797)	(0.07)%
	5 Year US Treasury Notes	Jun-10	CBOT	169	$(102,750)	(0.08)%
	Euro-Bund	Jun-10	EUREX	169	$78,293	0.06%
	10 Year Mini Japanese
	Government Bond	Jun-10	SIMEX	326	$(299,545)	(0.23)%
	Euro-BOBL	Jun-10	EUREX	329	$114,380	0.09%

Total long-term interest rates					$(539,877)	(0.42)%

Net unrealized gain on futures contracts purchased					$2,781,550	2.15%

See Accompanying Notes to Financial Statements.

III - 27

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

FUTURES CONTRACTS SOLD

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

Agricultural
	Corn	May-10	CBOT	196	$157,600	0.12%
	Wheat	May-10	CBOT	61	$99,188	0.09%
	KC Hard Red Winter Wheat	May-10	KCBOT	35	$38,063	0.03%
	Soybean Oil	May-10	CBOT	31	$19,698	0.02%
	Canola	May-10	WCE	16	$309	0.00%
	Cocoa	May-10	NYCSC	25	$(26,020)	(0.02)%
	Sugar #11	Apr-10	NYCSC	11	$10,718	0.01%
	White Sugar	Apr-10	LIFFE	2	$(1,045)	0.00%

Total agricultural					$298,511	0.25%

Energy
	Natural Gas	Apr-10	NYM	26	$81,160	0.06%

Total energy					$81,160	0.06%

Metals
	Synthetic Zinc	Jun-10	LME	29	$(67,080)	(0.05)%
	Synthetic Copper	Jun-10	LME	20	$(174,441)	(0.13)%
	Synthetic Nickel	Jun-10	LME	7	$(111,922)	(0.09)%
	Synthetic Aluminum	Jun-10	LME	5	$(9,631)	(0.01)%

Total metals					$(363,074)	(0.28)%

Stock indicies
	Hang Seng Index	Apr-10	HKE	5	$(19,737)	(0.02)%

Total stock indicies					$(19,737)	(0.02)%

Short-term interest rates
	Australian Bank Bills	Sep-10	CFE	176	$5,514	0.00%
	Canadian Bank Bill	Sep-10	ME	98	$34,210	0.03%

Total short-term interest rates					$39,724	0.03%

Long-term interest rates
	Australian 3 Year Treasury Bond	Jun-10	CFE	664	$147,910	0.11%
	Australian 10 Year Treasury Bond	Jun-10	CFE	178	$139,398	0.11%
	Canadian 10-Year Govt Bond	Jun-10	ME	127	$1,075	0.00%
Total long-term interest rates					$288,383	0.22%

Net unrealized gain on futures contracts sold					$324,967	0.26%

Net unrealized gain on futures contracts					$3,106,517	2.41%

See Accompanying Notes to Financial Statements.

III - 28

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	06/16/2010	79,187,087	Australian Dollar	$490,884	0.38%
RBS	06/16/2010	24,234,047	British Pound	$172,870	0.13%
RBS	06/16/2010	51,379,816	Canadian Dollar	$540,894	0.42%
RBS	06/16/2010	62,828,130	Euro	$(405,601)	(0.31)%
RBS	06/16/2010	3,923,055,970	Japanese Yen	$(1,324,954)	(1.03)%
RBS	06/16/2010	181,742,861	Mexican Peso	$362,267	0.28%
RBS	06/16/2010	31,480,624	New Zealand Dollar	$63,291	0.05%
RBS	06/16/2010	51,788,289	Norwegian Krone	$(47,952)	(0.04)%
RBS	06/16/2010	44,986,952	Singapore Dollar	$32,315	0.03%
RBS	06/17/2010	50,154,963	South African Rand	$201,707	0.16%
RBS	06/16/2010	75,984,352	Swedish Krona	$(76,995)	(0.06)%
RBS	06/16/2010	52,432,389	Swiss Franc	$412,571	0.32%

Net unrealized gain on long forward currency contracts				$421,297	0.33%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	06/16/2010	47,570,444	Australian Dollar	$(285,009)	(0.22)%
RBS	06/16/2010	29,633,333	British Pound	$(464,756)	(0.36)%
RBS	06/16/2010	26,194,111	Canadian Dollar	$(209,618)	(0.16)%
RBS	06/16/2010	63,552,557	Euro	$319,143	0.25%
RBS	06/16/2010	5,117,708,052	Japanese Yen	$1,342,743	1.04%

See Accompanying Notes to Financial Statements.

III - 29

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

RBS	06/16/2010	51,614,027	Mexican Peso	$(79,891)	(0.06)%
RBS	06/16/2010	18,729,071	New Zealand Dollar	$(209,963)	(0.16)%
RBS	06/16/2010	85,306,139	Norwegian Krone	$(88,525)	(0.07)%
RBS	06/16/2010	19,640,426	Singapore Dollar	$(36,776)	(0.03)%
RBS	06/17/2010	11,907,816	South African Rand	$(18,796)	(0.01)%
RBS	06/16/2010	29,788,411	Swedish Krona	$(4,942)	0.00%
RBS	06/16/2010	39,229,543	Swiss Franc	$(493,195)	(0.38)%

Net unrealized loss on short forward currency contracts				$(229,585)	(0.16)%

Net unrealized gain on forward contracts				$191,712	0.17%

See Accompanying Notes to Financial Statements.

III - 30

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

INVESTMENT SECURITIES SOLD SHORT

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Amazon Inc. ***	494	$67,070	0.05%
Best Buy Inc.	6,040	$256,942	0.20%
Bob Evans Farms Inc.	701	$21,668	0.02%
Brinker International Inc.	544	$10,488	0.01%
Callaway Golf Co.	2,276	$20,074	0.02%
Comcast Corp. Cl A	78,281	$1,474,031	1.14%
Deckers Outdoor Corp. ***	431	$59,478	0.05%
Dollar Tree Inc. ***	3,262	$193,176	0.15%
Gamestop Corp. Cl A ***	4,695	$102,867	0.08%
Interactive Data Corp.	198	$6,336	0.00%
JOS A Bank Clothiers Inc. ***	8,062	$441,153	0.34%
KB Home	1,977	$33,115	0.03%
Marriott International Inc.	35,928	$1,132,451	0.88%
Pinnacle Entertainment ***	7,025	$68,424	0.05%
Regis Corp.	18,996	$354,845	0.27%
Service Corp. International	2,619	$24,042	0.02%
Sonic Corp. ***	35,444	$392,011	0.30%
Starwood Hotels & Resorts	3,171	$147,895	0.11%
Toll Brothers Inc. ***	2,076	$43,181	0.03%
Walt Disney Co.	15,350	$535,869	0.41%
Total Consumer Discretionary		$5,385,116	4.16%

Consumer Staples
Brown-Forman Corp. Cl B	445	$26,455	0.02%
CVS Caremark Corp.	2,442	$89,280	0.07%
Fresh Del Monte Produce Inc.	788	$15,957	0.01%
Kimberly-Clark Corp.	2,580	$162,230	0.13%
Pepsico Inc.	13,689	$905,664	0.70%
Smithfield Foods Inc. ***	54,464	$1,129,583	0.87%
The Hershey Co.	7,966	$341,024	0.26%
Tyson Foods Inc. Cl A	3,015	$57,737	0.04%
Whole Foods Market Inc.	1,433	$51,803	0.04%
Total Consumer Staples		$2,779,733	2.14%

Energy
Anadarko Petroleum Corp.	6,673	$485,995	0.38%
Bill Barrett Corp. ***	791	$24,292	0.02%
Denbury Resources Holdings Inc. ***	46,554	$785,366	0.61%
FMC Technologies Inc. ***	593	$38,326	0.03%
See Accompanying Notes to Financial Statements.

III - 31

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Marathon Oil Corp.	10,699	$338,516	0.26%
Murphy Oil Corp.	21,374	$1,201,005	0.93%
Occidental Petroleum Corp.	16,181	$1,367,942	1.06%
Rowan Cos Inc.	34,952	$1,017,453	0.79%
Seacor Holdings Inc. ***	1,237	$99,776	0.08%
Southern Union Corp.	3,935	$99,831	0.08%
Williams Clayton Energy Inc. ***	825	$28,859	0.02%
Williams Companies Inc.	16,210	$374,451	0.29%
Total Energy		$5,861,812	4.55%

Financials
Abington Community Bancorp Inc.	5,424	$42,850	0.03%
Affiliated Managers Group Inc. ***	115	$9,085	0.01%
Aspen Insurance Holdings Ltd	2,422	$69,850	0.05%
Associated Banc-Corp.	5,098	$70,148	0.05%
Assurant Inc.	1,384	$47,582	0.04%
Bancfirst Corp.	1,480	$62,027	0.05%
Bank Of The Ozarks Inc.	2,051	$72,175	0.06%
Beneficial Mutal ***	6,964	$66,019	0.05%
Cardinal Financial Corp.	3,077	$32,862	0.03%
Chemical Financial Corp.	1,443	$34,084	0.03%
Columbia Banking System Inc.	2,938	$59,671	0.05%
Community Bank System Inc.	9,631	$219,394	0.17%
Cullen Frost Banker Inc.	1,226	$68,411	0.05%
CVB Financial Corp.	1,620	$16,087	0.01%
Delphi Financial Group Inc. Cl A	46,784	$1,177,085	0.91%
First Bancorp	643	$8,693	0.01%
First Busey Corp.	5,544	$24,504	0.02%
First Community Bancshares Inc.	4,041	$49,987	0.04%
First Financial Bancorp	1,235	$21,958	0.02%
First Financial Corp.	1,581	$45,786	0.04%
First Horizon National Corp.	5,093	$71,557	0.06%
First Merchants Corp.	2,252	$15,674	0.01%
First Midwest Bancorp Inc.	2,524	$34,200	0.03%
First Niagara Financial Group Inc.	2,125	$30,239	0.02%
FNB Corp.	53,674	$435,296	0.34%
Glacier Bancorp Inc.	8,712	$132,684	0.10%
Hancock Holding Co.	1,989	$83,160	0.06%
Iberiabank Corp.	1,142	$68,531	0.05%
Kearny Financial Corp.	6,179	$64,447	0.05%
Keycorp	1,385	$10,734	0.01%
M&T Bank Corp.	840	$66,679	0.05%
MB Financial Inc.	1,780	$40,103	0.03%
Metlife Inc.	18,979	$822,550	0.64%
Nara Bancorp Inc.	1,864	$16,329	0.01%
Nasdaq OMX Group ***	69,442	$1,466,615	1.14%
Navigators Group Inc. ***	433	$17,030	0.01%
New York Community Bancorp	4,248	$70,262	0.05%

See Accompanying Notes to Financial Statements.

III - 32

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

NYSE Euronext Inc.	16,951	$501,919	0.39%
Old National Bancorp	5,206	$62,212	0.05%
Peoples United Financial Inc.	2,981	$46,563	0.04%
Pinnacle Financial Partners Inc. ***	4,483	$67,738	0.05%
Principal Financial Group Inc.	39,318	$1,148,479	0.89%
Proassurance Corp. ***	10,356	$606,240	0.47%
Prudential Financial Inc.	8,337	$504,389	0.39%
Regions Financial Corp.	5,893	$46,260	0.04%
RLI Corp.	1,260	$71,845	0.06%
S&T Bancorp Inc.	3,213	$67,152	0.05%
Sandy Spring Bancorp Inc.	1,105	$16,575	0.01%
SEI Investments Company	48,044	$1,055,527	0.82%
Smithtown Bancorp Inc.	1,284	$5,303	0.00%
Sterling Bancorp	3,289	$33,054	0.03%
Suffolk Bancorp	2,281	$70,050	0.05%
TCF Financial Corp.	1,235	$19,686	0.02%
TFS Financial Group	5,189	$69,273	0.05%
Torchmark Corp.	4,283	$229,183	0.18%
Trico Bancshares	2,490	$49,551	0.04%
Trustco Bank Corp.	8,895	$54,882	0.04%
UMB Financial Corp.	1,692	$68,695	0.05%
Umpqua Holdings Corp.	5,209	$69,071	0.05%
Univest Corp.	3,464	$64,742	0.05%
Unum Group	50,166	$1,242,612	0.96%
US Bancorp	2,619	$67,780	0.05%
Washington Trust Bancorp	2,559	$47,700	0.04%
Wells Fargo Co.	5,980	$186,098	0.14%
Westamerica Bancorporation	1,159	$66,816	0.05%
Western Alliance Bancorp ***	2,390	$13,599	0.01%
Whitney Holding Corp.	3,379	$46,596	0.04%
Wilshire Bancorp Inc.	1,936	$21,354	0.02%
Total Financials		$12,265,292	9.51%

Health Care
Abiomed Inc. ***	1,157	$11,940	0.01%
Aetna Inc.	3,132	$109,965	0.09%
Air Methods Corp. ***	614	$20,876	0.02%
Alexion Pharmaceuticals Inc. ***	1,082	$58,828	0.05%
Allergan Inc.	9,307	$607,933	0.47%
Alliance Healthcare Services ***	3,437	$19,316	0.01%
Alnylam Pharmaceutical ***	1,780	$30,296	0.02%
America Services Group Inc.	4,546	$73,145	0.06%
Amerigroup Corp. ***	2,385	$79,277	0.06%
Amylin Pharmaceuticals Inc. ***	642	$14,439	0.01%
Athenahealth Inc. ***	715	$26,140	0.02%
Auxilium Pharmaceuticals Inc. ***	2,107	$65,654	0.05%
Baxter International Inc.	1,132	$65,882	0.05%
Becton Dickinson & Co.	901	$70,936	0.05%

See Accompanying Notes to Financial Statements.

III - 33

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Bio-Reference Labs Inc. ***	874	$38,430	0.03%
Cardinal Health Inc.	1,204	$43,380	0.03%
Cardionet Inc. ***	5,367	$41,058	0.03%
Celera Corp. ***	5,881	$41,755	0.03%
Centene Corp. ***	6,402	$153,904	0.12%
Cerner Corp. ***	112	$9,512	0.01%
Chindex International ***	735	$8,680	0.01%
Computer Programs & Systems Inc.	771	$30,131	0.02%
Conceptus Inc. ***	988	$19,720	0.02%
Coventry Health Care Inc. ***	74	$1,829	0.00%
Cynosure Inc. Cl A ***	2,489	$27,976	0.02%
Davita Inc. ***	410	$25,994	0.02%
Dendreon Corp. ***	885	$32,276	0.02%
DEX Inc. ***	2,323	$22,626	0.02%
Edwards Lifesciences Corp. ***	691	$68,326	0.05%
Ensign Group Inc.	819	$14,144	0.01%
Exactech Inc. ***	2,095	$43,932	0.03%
Genoptics ***	1,759	$62,427	0.05%
Haemonetics Corp. ***	1,195	$68,294	0.05%
Hanger Orthopedic Group Inc. ***	817	$14,853	0.01%
Healthsouth Corp. ***	791	$14,792	0.01%
Hill-Rom Holdings	4,723	$128,513	0.10%
HMS Holdings Corp. ***	765	$39,007	0.03%
Hologic Inc. ***	1,532	$28,403	0.02%
ICU Medical Inc. ***	1,978	$68,142	0.05%
Intuitive Surgical Inc. ***	200	$69,626	0.05%
Invacare Corp.	3,830	$101,648	0.08%
Isis Pharmaceuticals ***	2,471	$27,008	0.02%
Kindred Healthcare Inc. ***	1,256	$22,671	0.02%
Kinetic Concepts Inc. ***	1,137	$54,360	0.04%
Landauer Inc.	1,141	$74,416	0.06%
LHC Group Inc. ***	2,174	$72,894	0.06%
Luminex Corp.***	8,588	$144,364	0.11%
Magellan Health Services Inc. ***	1,423	$61,872	0.05%
Masimo Corp. ***	2,194	$58,251	0.05%
McKesson Corp.	445	$29,245	0.02%
Mednax Inc. ***	297	$17,282	0.01%
Meridian Bioscience Inc.	4,115	$83,823	0.06%
Merit Medical Systems Inc. ***	4,487	$68,427	0.05%
Molina Healthcare Inc. ***	226	$5,688	0.00%
National Healthcare Corp.	1,561	$55,228	0.04%
Nuvasive ***	1,087	$49,132	0.04%
Orthofix International ***	1,698	$61,773	0.05%
Palomar Medical Technologies Inc. ***	6,981	$75,883	0.06%
Patterson Co.	926	$28,752	0.02%
PharMerica Corp. ***	3,608	$65,738	0.05%
Phase Forward ***	4,728	$61,890	0.05%
Psychiatric Solutions Inc. ***	1,279	$38,165	0.03%
Resmed Inc. ***	5,094	$324,233	0.25%

See Accompanying Notes to Financial Statements.

III - 34

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Skilled Healthcare Group Inc. Cl A ***	7,006	$43,227	0.03%
Somanetics Corp. ***	2,044	$39,122	0.03%
Sonosite Inc. ***	156	$5,009	0.00%
St Jude Medical Inc. ***	1,650	$67,733	0.05%
Sun Healthcare Group Inc. ***	6,343	$60,512	0.05%
Surmodics Inc. ***	3,163	$66,233	0.05%
Synovis Life Technologies Inc. ***	4,412	$68,518	0.05%
Universal Health Services Inc. Cl B	1,749	$61,372	0.05%
VCA Antech Inc. ***	4,210	$118,006	0.09%
West Pharmaceutical Services	3,030	$127,109	0.10%
Wright Medical Group Inc. ***	1,150	$20,436	0.02%
Total Health Care		$4,632,377	3.55%

Industrials
Ameron International Corp.	3,119	$196,154	0.15%
Ametek Inc.	9,193	$381,142	0.30%
Astec Industries Inc. ***	3,963	$114,768	0.09%
Baldor Electric Co.	23,419	$875,871	0.68%
Barnes Group Inc.	17,531	$340,978	0.26%
Beacon Roofing Supply Inc. ***	742	$14,194	0.01%
Belden Inc.	9,516	$261,309	0.20%
Brinks Co.	14,709	$415,235	0.32%
Cintas Corp.	16,842	$473,260	0.37%
Continental Airlines Inc. Cl B ***	593	$13,028	0.01%
Curtiss Wright Corp.	5,071	$176,471	0.14%
Esterline Technologies Corp. ***	17,722	$875,998	0.68%
Genesee & Wyoming Inc. Cl A ***	247	$8,428	0.01%
Hexcel Corporation ***	84,587	$1,221,436	0.95%
Honeywell International Inc.	32,370	$1,465,390	1.13%
Iron Mountain Inc.	2,076	$56,882	0.04%
Jacobs Engineering Group Inc. ***	19,725	$891,373	0.69%
Kirby Corp. ***	30,359	$1,158,196	0.90%
Layne Christensen Co. ***	544	$14,530	0.01%
Lockheed Martin Corp.	1,738	$144,636	0.11%
Mine Safety Appliances Co.	7,641	$213,642	0.17%
MSC Industrial Direct Inc. Cl A	1,235	$62,639	0.05%
Mueller Industries Inc.	2,896	$77,584	0.06%
Paccar Inc.	33,856	$1,467,319	1.14%
Pall Corp.	4,647	$188,157	0.15%
Robbins & Myers Inc.	593	$14,125	0.01%
Timken Co.	8,558	$256,826	0.20%
Toro Co.	6,803	$334,504	0.26%
Trinity Industries Inc.	40,267	$803,729	0.62%
Triumph Group Inc.	3,741	$262,207	0.20%
UTI Worldwide Inc.	9,831	$150,611	0.12%
Total Industrials		$12,930,622	10.03%

See Accompanying Notes to Financial Statements.

III - 35

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Information Technology
ACI Worldwide Inc. ***	2,861	$58,965	0.05%
Activision Blizzard Inc.	73,261	$882,795	0.68%
Acxiom Corp.	1,450	$26,017	0.02%
Akamai Technologies Inc. ***	9,344	$293,588	0.23%
Applied Materials Inc.	28,416	$382,692	0.30%
Atmi Inc. ***	1,334	$25,760	0.02%
Cogent Inc. ***	568	$5,794	0.00%
Convergys Corp. ***	4,992	$61,202	0.05%
CSG Systems International Inc. ***	1,878	$39,438	0.03%
Digital River Inc. ***	2,372	$71,872	0.06%
Electronic Arts Inc. ***	16,902	$315,391	0.24%
GSI Commerce Inc. ***	3,064	$84,934	0.07%
J2 Global municatons Inc. ***	2,975	$69,481	0.05%
JDS Uniphase Corp. ***	34,084	$426,732	0.33%
Juniper Networks Inc. ***	12,333	$378,376	0.29%
MEMC Electronic Materials Inc. ***	22,076	$338,425	0.26%
Micrel Inc.	30,922	$329,629	0.26%
Power Integrations Inc.	8,960	$369,152	0.29%
Tivo Inc. ***	1,730	$29,635	0.02%
Trimble Navigation Ltd ***	691	$19,846	0.02%
Verisign Inc. ***	4,151	$108,009	0.08%
Total Information Technology		$4,317,733	3.35%

Materials
Allegheny Technologies Inc.	988	$53,342	0.04%
Arch Chemicals Inc.	1,928	$66,304	0.05%
Calgon Carbon Corp. ***	19,984	$342,126	0.26%
Cliffs Natural Resources Inc.	6,250	$443,438	0.34%
Compass Minerals International Inc.	148	$11,874	0.01%
International Flavors & Fragrances Inc.	891	$42,474	0.03%
Newmont Mining Corp.	5,930	$302,015	0.23%
Olin Corp.	6,290	$123,410	0.10%
Praxair Inc.	4,398	$365,034	0.28%
Sensient Technologies Corp.	3,130	$90,958	0.07%
Silgan Holdings Inc.	5,542	$333,795	0.26%
Total Materials		$2,174,770	1.67%

Telecommunication Services
Premiere Global Services Inc. ***	1,051	$8,681	0.01%
Syniverse Holdings Inc. ***	17,477	$340,277	0.26%
United States Cellular Corp. ***	987	$40,842	0.03%
Total Telecommunication Services		$389,800	0.30%

Utilities
Anglo American PLC	1,140	$44,061	0.03%
Black Hills Corp.	8,817	$267,596	0.21%
California Water Service Group	99	$3,723	0.00%
Dominion Resources Inc.	35,639	$1,465,119	1.13%
EQT Corp.	791	$32,431	0.03%
Northwest Natural Gas Co.	2,327	$108,438	0.08%
South Jersey Industries Inc.	9,984	$419,228	0.32%
UGI Corp.	4,945	$131,240	0.10%
Vectren Corp.	886	$21,902	0.02%
WGL Holdings Inc.	10,997	$381,046	0.30%
Total Utilities		$2,874,784	2.22%

Total Common Stocks (United States)
(proceeds - $52,733,927)		$53,612,039	41.48%

See Accompanying Notes to Financial Statements.

III - 36

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value ($)	% of Net Asset Value
Common Stocks (Non-United States)
Bermuda
Financials
Credicorp Ltd	7,362	$649,181	0.50%
RenaissanceRe Holdings Ltd	1,306	$74,129	0.06%
Willis Group Holdings PLC	15,214	$476,046	0.37%
Total Financials		$1,199,356	0.93%

Brazil
Financials
Itau Unibanco Holding S.A.	13,739	$302,121	0.23%
Total Financials		$302,121	0.23%

Materials
Siderurgica Nacional Adr	1,977	$78,942	0.06%
Total Materials		$78,942	0.06%

Telecommunication Services
Tele Norte Leste Participacoes Adr	5,535	$97,748	0.08%
Tim Particpacoes SA Adr	395	$10,965	0.01%
Total Telecommunication Services		$108,713	0.09%

Utilities
Cia Energetica De Minas Gerais Adr	6,618	$110,124	0.09%
Total Utilities		$110,124	0.09%

Total Brazil		$599,900	0.47%

Canada
Consumer Discretionary
Thomson Reuters Corp.	618	$22,433	0.02%
Total Consumer Discretionary		$22,433	0.02%

See Accompanying Notes to Financial Statements.

III - 37

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Energy
Canadian Natural	4,744	$351,246	0.27%
Enbridge Inc.	6,444	$307,701	0.24%
Imperial Oil	99	$3,848	0.00%
Nexen Inc.	27,498	$679,476	0.53%
Transcanada Corp.	12,819	$471,226	0.36%
Ultra Petroleum Corp. ***	745	$34,739	0.03%
Total Energy		$1,848,236	1.43%

Financials
Toronto-Dominion Bank	15,562	$1,160,614	0.90%
Total Financials		$1,160,614	0.90%

Health Care
Biovail Corp.	30,978	$519,501	0.40%
Total Health Care		$519,501	0.40%

Industrials
Canadian National Railway	24,274	$1,470,762	1.14%
Total Industrials		$1,470,762	1.14%

Materials
Eldorado Gold ***	297	$3,588	0.00%
Goldcorp Inc.	1,680	$62,530	0.05%
Ivanhoe Mines Limited ***	5,007	$87,172	0.07%
Pan American Silver Corp.	1,285	$29,748	0.02%
Total Materials		$183,038	0.14%

Telecommunication Services
Telus Corp.	8,929	$319,837	0.25%
Total Telecommunication Services		$319,837	0.25%

Total Canada		$5,524,421	4.28%

Chile
Industrials
Lan Airlines SA Adr	840	$14,826	0.01%
Total Industrials		$14,826	0.01%

Denmark
Health Care
Novo-Nordisk A/S	736	$56,760	0.04%
Total Health Care		$56,760	0.04%

See Accompanying Notes to Financial Statements.

III - 38

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Finland
Information Technology
Nokia Corp. Adr	28,466	$442,362	0.34%
Total Information Technology		$442,362	0.34%

France
Utilities
Veolia Environnement Paris Adr	819	$28,313	0.02%
Total Utilities		$28,313	0.02%

Great Britain
Energy
Ensco International Inc. Adr	3,459	$154,894	0.12%
Total Energy		$154,894	0.12%

Financials
Barclays PLC Adr	890	$19,358	0.01%
Total Financials		$19,358	0.01%

Materials
BHP Billiton PLC Adr	3,163	$216,444	0.17%
Total Materials		$216,444	0.17%

Total Great Britain		$390,696	0.30%

Hong Kong
Telecommunication Services
China Unicom Hong Kong	16,719	$186,417	0.14%
Total Telecommunication Services		$186,417	0.14%

Ireland
Health Care
Icon PLC Adr ***	2,234	$59,000	0.05%
Total Health Care		$59,000	0.05%

Japan
Consumer Discretionary
ABC Mart	900	$28,799	0.02%
Ahresty	900	$9,372	0.01%
Aisan Industry	2,400	$22,038	0.02%
Aisin Seiki	4,500	$134,846	0.10%
Aoki Holdings	1,400	$18,759	0.01%
Aoyama Trading	6,900	$113,942	0.09%
Asatsu	2,100	$44,612	0.03%
Asics	8,000	$78,253	0.06%
Askul Corporation	700	$13,305	0.01%
See Accompanying Notes to Financial Statements.

III - 39

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Atsugi Co. Ltd	5,000	$6,368	0.00%
Bridgestone	9,500	$162,091	0.13%
Canon Marketing	1,500	$20,436	0.02%
Cleanup	200	$1,648	0.00%
Daihatsu Motor	8,000	$76,455	0.06%
Daiichikosho	500	$6,453	0.00%
Edion	33,700	$346,944	0.27%
Exedy	14,500	$354,275	0.27%
Gunze	6,000	$22,153	0.02%
Hitachi Koki	1,300	$13,995	0.01%
Japan Wool Textile	3,000	$23,341	0.02%
Kayaba Industries ***	14,000	$51,691	0.04%
Keihin Corp.	1,200	$23,193	0.02%
Kurabo Industries	22,000	$37,436	0.03%
Mars Engineering	1,400	$28,602	0.02%
Marui Group	46,500	$337,404	0.26%
NGK Spark Plug	4,000	$54,366	0.04%
Nishimatsuya	4,200	$43,690	0.03%
Onward Holdings	38,000	$296,468	0.23%
Panahome	1,000	$6,678	0.01%
Panasonic Corp. Adr	775	$11,873	0.01%
Panasonic Corporation	16,100	$246,393	0.19%
Parco	3,000	$25,300	0.02%
Resorttrust	100	$1,467	0.00%
Riken	4,000	$15,753	0.01%
Roland	11,700	$140,240	0.11%
Round One	23,800	$156,646	0.12%
Sankyo	500	$24,749	0.02%
Sega Sammy Holding	5,600	$67,842	0.05%
Showa ***	6,900	$54,940	0.04%
Sumitomo Forestry Co.	3,900	$31,846	0.02%
Tachi-S Co.	900	$9,805	0.01%
Takashimaya	9,000	$73,973	0.06%
Tamron	6,700	$112,311	0.09%
Toei	1,000	$5,116	0.00%
Toho	2,400	$38,682	0.03%
Tokai Rika	2,600	$53,397	0.04%
Tokai Rubber	12,300	$168,230	0.13%
Token Corp.	3,960	$113,240	0.09%
Tokyo Dome Corp.	2,000	$5,693	0.00%
Tomy	2,000	$15,582	0.01%
Toyota Boshoku	24,400	$468,488	0.36%
Toyota Motor	17,300	$692,629	0.54%
U-Shin	5,900	$47,104	0.04%
Wacoal Holdings Co.	5,000	$62,500	0.05%
Xebio	2,800	$56,515	0.04%
Yamaha	22,300	$288,058	0.22%
Yokohama Reito	2,000	$14,341	0.01%
Total Consumer Discretionary		$5,380,326	4.14%

See Accompanying Notes to Financial Statements.

III - 40

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Consumer Staples
Aeon	23,000	$261,162	0.20%
Itoham Foods	16,000	$60,788	0.05%
Japan Tobacco	78	$290,497	0.22%
Kose Corp.	1,400	$32,887	0.03%
Morinaga Milk Industry	2,000	$7,877	0.01%
Nippon Suisan	10,500	$30,453	0.02%
Sakata Seed	1,000	$13,431	0.01%
Sugi Holdings Co. Ltd	1,400	$33,487	0.03%
Takara Holdings	3,000	$16,824	0.01%
Valor	100	$817	0.00%
Total Consumer Staples		$748,223	0.58%

Energy
Cosmo Oil	84,000	$203,168	0.16%
Itochu Enex	9,200	$48,540	0.04%
Total Energy		$251,708	0.20%

Financials
Bank Of Kyoto	30,000	$276,434	0.21%
Chiba Kogyo Bank ***	100	$783	0.00%
Chukyo Bank	3,000	$9,150	0.01%
Chuo Mitsui Trust Holdings	59,000	$221,629	0.17%
Credit Saison	26,600	$412,778	0.32%
Daibiru	800	$6,747	0.01%
Daisan Bank	1,000	$2,825	0.00%
Daishi Bank	1,000	$3,467	0.00%
Daiwa Security Group Inc.	145,000	$763,485	0.59%
Ehime Bank	1,000	$2,812	0.00%
Goldcrest	610	$16,144	0.01%
Gunma Bank	4,000	$22,132	0.02%
Hitachi Capital	1,600	$22,767	0.02%
Iyo Bank	9,000	$85,627	0.07%
Jafco ***	800	$21,019	0.02%
Joyo Bank	66,000	$294,542	0.23%
Kabu Securities Co.	18,000	$97,089	0.08%
Marusan Securities Co.	100	$609	0.00%
Minato Bank	9,000	$11,751	0.01%
Mitsubishi UFJ Financial Group Inc.	81,400	$426,862	0.33%
Monex Group Inc.	388	$191,010	0.15%
MS&AD Insurance Group Holdings Inc.	25,200	$699,850	0.54%
Nishi Nippon City Bank	11,000	$32,491	0.03%
Nomura Holdings	28,900	$213,100	0.16%
NTT Urban Development	477	$403,286	0.31%
Ogaki Kyoritsu Bank	11,000	$38,024	0.03%
Shizuoka Bank	5,000	$43,611	0.03%

See Accompanying Notes to Financial Statements.

III - 41

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

SMFG	21,300	$704,377	0.55%
T&D Holdings	29,300	$693,931	0.54%
Tokyo Tomin Bank	600	$7,982	0.01%
Tokyu Land	25,000	$95,516	0.07%
Toyo Securities	1,000	$2,076	0.00%
Total Financials		$5,823,906	4.52%

Health Care
Aloka	2,600	$20,535	0.02%
Eiken Chemical	900	$9,035	0.01%
Hisamitsu Pharmaceutical	2,000	$74,300	0.06%
Ono Pharmaceutical	1,100	$48,973	0.04%
Taisho Pharmaceutical	15,000	$272,902	0.21%
Takeda Pharmaceutical	11,100	$488,832	0.38%
Toho Holdings	100	$1,310	0.00%
Total Health Care		$915,887	0.72%

Industrials
Aeon Delight	100	$1,406	0.00%
Aida Engineering ***	500	$2,087	0.00%
Asahi Diamond Industry	5,000	$45,912	0.04%
Central Glass	13,000	$64,277	0.05%
Chiyoda Integre	2,300	$31,015	0.02%
Chudenko	300	$3,830	0.00%
Chugai Ro Co.	9,000	$26,488	0.02%
Daifuku	32,000	$252,055	0.20%
Daiwa Industries	2,000	$10,028	0.01%
Hitachi Cable	52,000	$155,265	0.12%
IHI Corp.	102,000	$186,665	0.14%
Iino Kaiunkaisha	14,600	$97,344	0.08%
Japan Steel Works	38,000	$435,552	0.34%
Kajima	117,000	$286,740	0.22%
Kato Works	14,000	$29,816	0.02%
Komori	3,400	$42,173	0.03%
Kuroda Electric	7,200	$99,170	0.08%
Maeda	11,000	$32,727	0.03%
Meitec	10,500	$205,752	0.16%
Minebea	37,000	$225,310	0.17%
Misumi	100	$2,053	0.00%
Mitsubishi Electric	26,000	$239,020	0.19%
Mitsubishi Heavy	241,000	$998,149	0.77%
Mitsubishi Logistics	5,000	$62,179	0.05%
Mori Seiki	41,300	$509,620	0.39%
Nachi Fujikoshi	21,000	$68,771	0.05%
NEC Networks	900	$11,934	0.01%
Nippon Express	6,000	$25,813	0.02%
Nippon Sheet Glass	257,000	$759,118	0.59%
Nippon Thompson	4,000	$27,868	0.02%

See Accompanying Notes to Financial Statements.

III - 42

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Noritake	7,000	$20,302	0.02%
Obayashi	73,000	$324,219	0.25%
Okamura	7,000	$44,724	0.03%
Okumura	14,000	$48,994	0.04%
Raito Kogyo	2,000	$4,730	0.00%
Sanwa Holdings Corp.	13,000	$43,408	0.03%
Sasebo Heavy Industry	6,000	$12,586	0.01%
Sato	1,900	$27,105	0.02%
Shimizu	80,000	$333,904	0.26%
Shinsho	2,000	$4,623	0.00%
Sojitz	44,200	$85,619	0.07%
Sumikin Bussan	5,000	$11,451	0.01%
Tadano	9,000	$48,737	0.04%
Taisei	78,000	$171,961	0.13%
Takasago Termal Engineering Co.	1,600	$12,688	0.01%
Takeuchi Manufacturing ***	13,400	$187,290	0.15%
Takuma ***	13,000	$31,304	0.02%
Tocalo	100	$2,089	0.00%
Toda	4,000	$14,426	0.01%
Tokyu	1,000	$4,185	0.00%
Torishima Pump Manufacturing	5,900	$118,770	0.09%
Toshiba Machine	4,000	$17,038	0.01%
Toyo Engineering	23,000	$88,367	0.07%
Trusco Nakayama	200	$3,161	0.00%
Union Tool	500	$13,993	0.01%
Ushio	5,700	$96,749	0.07%
Yusen Air & Sea	1,400	$21,081	0.02%
Total Industrials		$6,731,641	5.19%

Information Technology
Aiphone	200	$3,494	0.00%
Canon	3,000	$138,871	0.11%
Canon Electronics	500	$11,061	0.01%
Capcom Co.	13,300	$251,368	0.19%
DTS Corporation	100	$992	0.00%
Fujifilm Holding	600	$20,676	0.02%
Hamamatsu Photo	300	$8,486	0.01%
Hitachi Ltd Adr	1,542	$57,347	0.04%
Horiba	2,200	$63,335	0.05%
Hoshiden	7,400	$96,856	0.07%
Japan Radio ***	11,000	$24,133	0.02%
Kaga Electronics	300	$3,233	0.00%
Konami	38,500	$742,888	0.58%
Konica Minolta Hdgs	74,500	$869,858	0.67%
Kyocera	3,400	$331,485	0.26%
Megachips ***	1,000	$14,983	0.01%
Micronics Japan	2,000	$34,824	0.03%
Mimasu Semicond	10,400	$155,377	0.12%

See Accompanying Notes to Financial Statements.

III - 43

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Net One Systems	203	$258,095	0.20%
Nihon Unisys	13,100	$87,903	0.07%
NS Solutions	900	$16,326	0.01%
NSD	5,300	$63,698	0.05%
NTT Data	82	$273,363	0.21%
Otsuka Shokai	1,200	$76,284	0.06%
Ricoh	6,000	$93,750	0.07%
Rohm	1,400	$104,580	0.08%
Ryosan	500	$12,741	0.01%
Ryoyo Electro Corp.	1,100	$10,536	0.01%
Sanken Electric ***	140,000	$534,889	0.41%
Sansin Electrics	3,600	$30,437	0.02%
Shinko Shoji	300	$2,591	0.00%
Sumisho Computer	100	$1,451	0.00%
Toshiba ***	136,000	$702,997	0.54%
Works Applications	22	$14,692	0.01%
Total Information Technology		$5,113,600	3.94%

Materials
Daido Steel ***	32,000	$134,589	0.10%
Dainichiseika	2,000	$7,684	0.01%
Daio Paper	1,000	$8,208	0.01%
DIC	202,000	$436,687	0.34%
Dowa Holding	6,000	$36,152	0.03%
FP	200	$9,150	0.01%
Godo Steel	8,000	$17,979	0.01%
Hokuetsu Kishu Paper	500	$2,499	0.00%
Kaneka	1,000	$6,485	0.01%
Kobe Steel	182,000	$391,503	0.30%
Kureha	4,000	$19,392	0.02%
Mitsubishi Gas Chemical	34,000	$204,859	0.16%
Mitsubishi Materials ***	117,000	$336,826	0.26%
Mitsubishi Paper Mills ***	13,000	$15,566	0.01%
Mitsubishi Steel Manufacturing ***	24,000	$58,818	0.05%
Nakayama Steel ***	1,000	$1,563	0.00%
Neturen	4,400	$33,763	0.03%
Nippon Paper	2,400	$61,772	0.05%
Nippon Soda	60,000	$265,839	0.21%
Nippon Yakin ***	25,500	$100,974	0.08%
Nippon Zeon	26,000	$151,764	0.12%
Okabe	6,800	$26,708	0.02%
Sakata Inx	3,000	$14,705	0.01%
Sanyo Special Steel Co. ***	2,000	$8,647	0.01%
Shin-Etsu Chemical	4,400	$255,693	0.20%
Showa Denko	11,000	$24,839	0.02%
Sumitomo Chemical	139,000	$679,100	0.53%
Sumitomo Osaka Cement	71,000	$123,095	0.10%
Sumitomo Pipe & Tube	3,200	$18,973	0.01%

See Accompanying Notes to Financial Statements.

III - 44

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Taiheiyo Cement ***	213,000	$305,458	0.24%
Taiyo Ink Manufacturing	100	$2,681	0.00%
Tokuyama	21,000	$116,417	0.09%
Tokyo Steel Manufacturing	45,900	$575,224	0.45%
Topy Industries	67,000	$152,012	0.12%
Tosoh	74,000	$188,485	0.15%
Toyo Kohan	3,000	$18,108	0.01%
Toyo Seikan	43,700	$774,478	0.60%
Ube Industries	42,000	$107,877	0.08%
Total Materials		$5,694,572	4.45%

Telecommunication Services
NTT DoCoMo Inc. Adr	1,534	$23,317	0.02%
Total Telecommunication Services		$23,317	0.02%

Utilities
Chugoku Electric Power Co.	700	$13,919	0.01%
Shikoku Electric Power Co.	100	$2,835	0.00%
Total Utilities		$16,754	0.01%

Total Japan		$30,699,934	23.77%

Mexico
Consumer Staples
Fomento Economico Mexicano SAB de CV	30,642	$1,456,414	1.13%
Total Consumer Staples		$1,456,414	1.13%

Telecommunication Services
America Movil SAB de CV	29,531	$1,486,591	1.15%
Total Telecommunication Services		$1,486,591	1.15%

Total Mexico		$2,943,005	2.28%

People's Republic Of China
Consumer Discretionary
Ctrip.com International Ltd Adr	4,869	$190,865	0.15%
Total Consumer Discretionary		$190,865	0.15%

Peru
Materials
Cia De Minas Buenaventura Adr	5,930	$183,652	0.14%
Total Materials		$183,652	0.14%

South Africa
Energy
Sasol Ltd Adr	19,796	$816,981	0.63%

See Accompanying Notes to Financial Statements.

III - 45

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
March 31, 2010 (Unaudited)

Total Energy		$816,981	0.63%

Materials
Gold Fields Ltd Adr	20,043	$252,943	0.20%
Harmony Gold Mining Co. Ltd Adr	2,021	$19,159	0.01%
Total Materials		$272,102	0.21%

Total South Africa		$1,089,083	0.84%

South Korea
Telecommunication Services
KT Corp. Adr	9,291	$192,881	0.15%
Total Telecommunication Services		$192,881	0.15%

Switzerland
Financials
UBS AG ***	21,322	$347,706	0.27%
Total Financials		$347,706	0.27%

Total Common Stocks (Non-United States)
(proceeds - $43,241,630)		$44,149,177	34.18%

Total investment securities sold short
(proceeds - $95,975,557)		$97,761,216	75.66%

*	Non-income producing security.
**	Pledged as collateral for the trading of options on forwards.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III - 46

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Note 1.	PORTFOLIO VALUATION

A.	Futures and Forward Currency Contracts

Investment transactions are accounted for on the trade date.  Gains or losses are realized when contracts are liquidated.  Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities.  The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period.  The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.  Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B.	Investment Securities

Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date.  Securities transactions are recorded on the trade date.  Realized gains and losses from security transactions are determined using the identified cost method.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction.  Other securities brokerage fees and stock loan fees are recorded on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest is recorded on the accrual basis.  U.S. government securities are stated at cost plus accrued interest, which approximates market value.

The Trust’s trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.

C.	Options

The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

D.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period.  Gains and losses resulting from the translation to U.S. dollars are reported in income.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

E.	Financial Accounting Standards Codification 820

As of January 1, 2008, the Trust adopted the provisions of ASC 820, Fair Value Measurement and Disclosures (formerly FASB No. 157,” Fair Value Measurement”). ASC 820 provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes United States Treasury Securities.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the three-month period ended March 31, 2010, the Trust did not have any Level 3 assets or liabilities.

In January 2010, the FASB issued Accounting Standards update No. 2010-06 (“ASU 2010-06”) for improving disclosure about fair value measurements. ASU 2010-06 adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. As of January 1, 2010, the Trust adopted the provisions of ASC 2010-06 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim period, within those fiscal years.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of March 31, 2010.

	Fair Value at March 31, 2010

Description	Level 1	Level 2	Level 3	Total

Investments

Investment securities	$97,940,506	$9,996,792	$0	$107,937,298

Investment securities sold short	(97,761,216)	0	0	(97,761,216)

Other Financial Instruments

Exchange traded futures contracts	3,106,517	0	0	3,106,517

Forward currency contracts	0	191,712	0	191,712

Options purchased	0	272,288	0	272,288

Options written	0	(87,005)	0	(87,005)

Total	$3,285,807	$10,373,787	$0	$13,659,594

Note 2.	INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at March 31, 2010 was as follows:

Investment securities	107,937,298
Securities sold short	(97,761,216)
Purchased options on forward currency contracts	272,288
Written options on forward currency contracts	(87,005)
Open forward currency contracts	196,174
Open futures contracts	1,721,120

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value.  Net unrealized appreciation for federal income tax purposes was $1,380,935 (gross unrealized appreciation was $2,154,694 and gross unrealized depreciation was $773,759).

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Item 2. Controls and Procedures

a)
The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)
There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	June 1, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Theresa D. Becks
Theresa D. Becks, Chief Executive Officer

Date	June 1, 2010

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	June 1, 2010